1933 Act No. 33-83100
                                                          1940 Act No. 811-8716

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
        Pre-Effective Amendment No.                             [ ]
        Post-Effective Amendment No. 9                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
        Amendment No. 12                                        [X]

                        EVERGREEN VARIABLE ANNUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                        (Registrant's Telephone Number)

                         The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:
[ ]     immediately upon filing pursuant to paragraph (b)
[ ]     on (date) pursuant to paragraph (b)
[X]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(1)
[ ]     75 days after filing pursuant to paragraph (a)(2)
[ ]     on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ]     this post-effective amendment designates a new effective
        date for a previously filed post-effective amendment
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(1)




                        EVERGREEN VARIABLE ANNUITY TRUST

                                  CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 9
                                       TO
                             REGISTRATION STATEMENT

         This Post-Effective Amendment No. 9 to Registrant's Registration Statement No. 33-83100/811-8716 consists of the following pages, items of information and documents:

                                The Facing Sheet

                               The Contents Page

                           The Cross-Reference Sheet

                                     PART A
                                     ------

               Prospectus for Evergreen VA Aggressive Growth Fund,
        Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen Global
         Leaders Fund, Evergreen VA Growth and Income Fund, Evergreen VA
       International Growth Fund, Evergreen VA Masters Fund, Evergreen VA
             Small Cap Equity Income Fund and Evergreen VA Strategic
                        Income Fund is contained herein.


                                     PART B
                                     ------

         Statement of Additional Information for Evergreen VA Aggressive
         Growth Fund, Evergreen VA Fund, Evergreen VA Foundation Fund,
      Evergreen Global Leaders Fund, Evergreen VA Growth and Income Fund,
       Evergreen VA International Growth Fund, Evergreen VA Masters Fund,
      Evergreen VA Small Cap Equity Income Fund and Evergreen VA Strategic
                        Income Fund is contained herein.


                                     PART C
                                     ------

                              Financial Statements

                                    Exhibits

                        Number of Holders of Securities

                                Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                        EVERGREEN VARIABLE ANNUITY TRUST

                             CROSS REFERENCE SHEET
                          (as required by Rule 481(a))

N-1A Item No.

Part A                                      Location in Prospectus

Item 1. Cover Page                          Cover Page

Item 2. Synopsis and Fee Table              Overview of the Funds

Item 3. Condensed Financial Information     Financial Highlights

Item 4. General Description of Registrant   Cover Page; Description of
                                            the Funds; General Information

Item 5. Management of the Fund              Management of the Funds; General
                                            Information

Item 6. Capital Stock and Other Securities  Dividends, Distributions and Taxes;
                                            General Information

Item 7. Purchase of Securities              Sale and Redemption of Shares;
        Being Offered                       Participating Insurance Companies

Item 8. Redemption or Repurchase            Sale and Redemption of Shares;
                                            Participating Insurance Companies

Item 9. Pending Legal Proceedings           Not Applicable


                                            Location in Statement of
Part B                                      Additional Information

Item 10. Cover Page                         Cover Page

Item 11. Table of Contents                  Table of Contents

Item 12. General Information and History    Not Applicable

Item 13. Investment Objectives and          General Information; Fundamental
         Policies                           Policies; Investment Guidelines

Item 14. Management of the Fund             Management of the Trust

Item 15. Control Persons and Principal      Management of the Trust
         Holders of Securities              Investment Advisers;

Item 16. Investment Advisory and            Additional Sale and Redemption
         Other Services                     Information

Item 17. Brokerage Allocation               Brokerage

Item 18. Capital Stock and Other Securities Additional Sale and Redemption
                                            Information

Item 19. Purchase, Redemption and           Additional Sale and Redemption
         Pricing of Securities              Information; Net Asset Value
         Being Offered


Item 20. Tax Status                         Additional Tax Information

Item 21. Underwriters                       Additional Sale and Redemption
                                            Information

Item 22. Calculation of Performance Data    Performance Information

Item 23. Financial Statements               Financial Statements


Part C

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART A

                                   PROSPECTUS

Evergreen Variable Annuity  Funds





Evergreen VA Aggressive Growth Fund

Evergreen VA Fund

Evergreen VA Foundation Fund

Evergreen VA Global Leaders Fund

Evergreen VA Growth and Income Fund

Evergreen VA International Growth Fund

Evergreen VA Masters Fund

Evergreen VA Small Cap Equity Income Fund

Evergreen VA Strategic Income Fund



Prospectus, May 1, 1999

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND SUMMARIES:                      In general, Funds included in
Evergreen VA Aggressive Growth       this prospectus seek to provide
Fund                          4      investors with a selection of
Evergreen VA Fund             6      investment alternatives which
Evergreen VA Foundation Fund  8      seek to provide capital growth,
Evergreen VA Global Leaders          income and diversification.
Fund                         10      Shares of the Funds are sold
Evergreen VA Growth and              only to separate accounts
Income Fund                  12      funding variable annuity
Evergreen VA International           contracts and variable life
Growth Fund                  14      insurance policies issued by
Evergreen VA Masters Fund    16      life insurance companies.  For
Evergreen VA Small Cap Equity        further information about these
Income Fund                  18      contracts and policies, please
Evergreen VA Strategic Income        see the separate prospectuses
Fund                         20      issued by the participating life
                                     insurance companies.



GENERAL INFORMATION:                 Fund Summaries Key
The Funds' Investment                Each Fund's summary is organized
Advisors                      22     around the following basic
The Funds' Portfolio Managers 22     topics and questions:
Calculating the Share Price   23
Participating Insurance              INVESTMENT GOAL
Companies                     23     What is the Fund's financial
How to Buy and Redeem Shares  23     objective? You can find
Other Services                23     clarification on how the Fund
The Tax Consequences of              seeks to achieve its objective
Investing in the Funds        24     by looking at the Fund's
Fees and Expenses of the             strategy and investment
Funds                         24     policies. The Fund's Board of
Financial Highlights          25     Trustees can change the
                                     investment objective without a
Other Fund Practices          30     shareholder vote.

                                     INVESTMENT STRATEGY
                                     How does the Fund go about
                                     trying to meet its goals? What
                                     types of investments does it
                                     contain? What style of investing
                                     and investment philosophy does
                                     it follow? Does it have limits
                                     on the amount invested in any
                                     particular type of security?

                                     RISK FACTORS
                                     What are the specific risks for
                                     an investor in the Fund?

                                     PERFORMANCE
                                     How well has the Fund performed
                                     in the past year?  Since inception?

            OVERVIEW
                                     Here are the most important
Variable                             factors that may affect the
Annuity Funds                        value of your investment:

Shares of the Funds are sold         Stock Market Risk
only to separate accounts            Your investment in a Fund that
funding variable annuity             invests in stocks will be
contracts and variable life          affected by general economic
insurance policies issued by         conditions such as prevailing
life insurance companies.            economic growth, inflation and
Evergreen Variable Annuity Funds     interest rates. When economic
seek to provide investors with a     growth slows, or interest or
selection of investment              inflation rates increase,
alternatives which seek to           securities tend to decline in
provide capital growth, income       value.  Such events also could
and diversification.                 cause companies to decrease the
                                     dividends they pay. If these
Following this overview, you         events were to occur, the value
will find information on each        of and dividend yield and total
Variable Annuity Fund's specific     return earned on your investment
investment strategies and risks.     would likely decline.  Even if
                                     general economic conditions do
Risk Factors For All Mutual          not change, your investment may
Funds                                decline in value if particular
Please remember that mutual fund     industries, issuers or sectors
 shares are:                         your Fund invests in do not
  -  not guaranteed to achieve       perform well.
     their goal
  -  not insured, endorsed or        Interest Rate Risk
     guaranteed by the FDIC, a bank  When interest rates go up, the
     or any government agency        value of debt securities tends
     subject to investment           to fall. If your Fund invests a
     risks, including possible loss  significant portion of its
     of your original investment.    portfolio in debt securities or
                                     dividend-paying stocks and interest rates
Like most investments, your          rise, then the value of and total return
investment in an Evergreen           earned on  your investment may
Variable Annuity Fund could          decline. When interest rates go
fluctuate significantly in value     down, interest earned by your
over time and could result in a      Fund on its investments may also
loss of money.                       decline, which could cause the
                                     Fund to reduce the dividends it
                                     pays.

                                     Credit Risk
                                     The value of a debt security is
                                     directly affected by the issuer's ability to repay principal and pay interest on time. If your Fund invests in debt securities, then the value of and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis.

                                     Small Company Risk
                                     If your Fund invests in small
                                     companies, your investment may
                                     be subject to special risks
                                     associated with investing in
                                     such companies.  Smaller, less
                                     established companies tend to be
                                     more dependent on individual
                                     managers and limited products
                                     and product lines.
                                     Additionally, securities issued
                                     by small companies also tend to
                                     fluctuate in value more
                                     dramatically than those of
                                     larger companies.

                                     Foreign Investment Risk
                                     If your Fund invests in non-U.S.
                                     securities it could be exposed
                                     to certain unique risks of
                                     foreign investing. For example,
                                     political turmoil and economic
                                     instability in the countries in
                                     which the Fund invests could
                                     adversely affect the value of
                                     your investment. In addition, if
                                     the value of any foreign
                                     currency in which the Fund's
                                     investments are denominated
                                     declines relative to the U.S.
                                     dollar, the value of your
                                     investment in the Fund may
                                     decline as well. Certain foreign
                                     countries have less developed
                                     and less regulated securities
                                     markets and accounting systems
                                     than the U.S. This may make it
                                     harder to get accurate
                                     information about a security or
                                     company, and increase the
                                     likelihood that an investment
                                     will not perform as well as expected.

VA Aggressive Growth Fund


                                      INVESTMENT GOAL
                                     The Fund seeks long-term capital
FUND FACTS:                          appreciation.

Goal:
 Long-Term Capital Appreciation

Principal Investments:               INVESTMENT STRATEGY
 Common Stocks                      The Fund seeks to achieve its
 Convertible Securities             goal by investing in emerging
                                     growth companies and larger,
Investment Advisor:                  more well-established companies,
 Evergreen Investment               which are viewed by the manager
Management                           as having above-average
                                     appreciation potential.  The
Portfolio Manager:                   Fund invests at least 65% of its
 Harold J. Ireland, Jr.             assets in common stocks, or
                                     securities convertible into
NASDAQ Symbol:                       common stocks, of (1) companies
None                                 that are in the less seasoned
                                     stage of development but are
Dividend Payment Schedule:           expected to grow over the long
Annually                             term, and/or (2) established
                                     companies that, in the opinion
                                     of the Fund's manager, have
                                     growth potential similar to that
                                     of companies in the less
                                     seasoned stage of development.
                                     The Fund may also invest up to
                                     35% of its assets in investment
                                     grade corporate bonds, U.S.
                                     Government securities,
                                     commercial paper, certificates
                                     of deposit and repurchase
                                     agreements.

                                     The Fund intends to sell a
                                     portfolio investment when the
                                     value of the investment reaches
                                     or exceeds its estimated fair
                                     value, when the issuer's
                                     investment fundamentals begin to
                                     deteriorate, when the investment
                                     no longer appears to meet the
                                     Fund's investment objective,
                                     when the Fund must meet
                                     redemptions, or for other
                                     reasons which the portfolio
                                     manager deems necessary.

                                     The Fund may invest in high
                                     quality money market instruments
                                     in response to adverse economic,
                                     political or market conditions.
                                     This strategy is inconsistent
                                     with the Fund's principal
                                     investment strategy and
                                     investment goal, and if employed
                                     could result in a lower return
                                     and loss of market opportunity.

                                      RISK FACTORS
                                     Your investment in the Fund is
                                     subject to the risks discussed
                                     in the "Overview" on
                                     page 1 under the headings:

                                     -    Stock Market Risk
                                     -    Interest Rate Risk
                                     -    Credit Risk
                                     -    Small Company Risk

                                     In addition, your investment may
                                     be subject to special risks
                                     associated with investing in
                                     securities issued by emerging
                                     growth companies.  These
                                     companies are typically in a
                                     less seasoned stage of
                                     development.  This could lead to
                                     wide fluctuations in the
                                     price/value of the securities
                                     due to limited financing
                                     alternatives, limited management
                                     depth, intense competition from
                                     larger companies, or limited
                                     trading liquidity.

PERFORMANCE

The following charts show how the
Fund has performed in the past.
Returns reflect reinvestment of
all dividends and distributions
and fees, but do not reflect
contract charges assessed by
participating insurance
companies.  Past performance is
not an indication of future
results.

The chart below shows the
percentage gain or loss for the
Fund in each calendar year since
the Fund's inception on 3/6/97.
It should give you a general idea
of how the Fund's return has
varied from year-to-year.

Year-by-Year Total Return (%)

1998
22.25%


Best Quarter: 4th Quarter 1998
+23.70%
Worst Quarter:3rd Quarter 1998
-10.67%

The next table lists the Fund's
average annual total return over
the past year and since inception
(through 12/31/98). This table is
intended to provide you with some
indication of the risks of
investing in the Fund.  At the
bottom of the table you can
compare this performance with the
Nasdaq Industrials Index, which
is an unmanaged market index
tracking the performance of
almost 3,000 enterprises engaged
in agriculture, mining,
construction, electronics
manufacturing, services and
public administration.  The
Nasdaq Industrials Index is not
an actual investment.

Average Annual Total Return
(for the period ended 12/31/98)

                                    Performance
   Inception                          Since
      Date   1 year 5 year  10 year   3/6/97
Fund  3/6/97 22.25%  N/A    N/A       18.24%

Nasdaq
Industrials   6.82% N/A    N/A        9.45%

VA Fund

                                      INVESTMENT GOAL
                                     The Fund seeks capital
                                     appreciation.
FUND FACTS:

Goal:
 Capital Appreciation

Principal Investments:
 Common Stocks                      INVESTMENT STRATEGY
 Convertible Securities             The Fund invests primarily in
                                     common stocks of companies with
                                     innovative and entrepreneurial
Investment Advisor:                  management and that exhibit
 Evergreen Asset Management         sound financial business
Corp.                                practices.
                                     The Fund may invest in
Portfolio Managers:                  securities of relatively well-
 Stephen A. Lieber                   known and large companies as
 Nola Maddox Falcone                 well as small and medium-sized
                                     specialty companies.  The Fund
NASDAQ Symbol:                       seeks long-term gains from
EVEFX                                the companies in which the
                                     Fund invests.  Securities are
                                     selected based on a combination
Dividend Payment Schedule:           of comparative undervaluation
Annually                             relative to growth potential
                                     and/or merger/acquisition price.
                                     The Fund may also invest to a
                                     lesser extent in preferred
                                     stocks that offer an opportunity
                                     for capital appreciation.

                                     The Fund intends to sell a
                                     portfolio investment when the
                                     value of the investment reaches
                                     or exceeds its estimated fair
                                     value, when the issuer's
                                     investment fundamentals begin to
                                     deteriorate, when the investment
                                     no longer appears to meet the
                                     Fund's investment objective,
                                     when the Fund must meet
                                     redemptions, or for other
                                     reasons which the portfolio
                                     manager deems necessary.

                                     The Fund may invest in high
                                     quality money market instruments
                                     in response to adverse economic,
                                     political or market conditions.
                                     This strategy is inconsistent
                                     with the Fund's principal
                                     investment strategy and
                                     investment goal, and if employed
                                     could result in a lower return
                                     and loss of market opportunity.

                                      RISK FACTORS
                                     Your investment in the Fund is
                                     subject to the risks discussed
                                     in the "Overview" on
                                     page 1 under the headings:

                                     -    Stock Market Risk
                                     -    Small Company Risk

PERFORMANCE
The following charts show how
the Fund has performed in the
past.  Returns reflect
reinvestment of all dividends
and distributions and fees, but
do not reflect contract charges
assessed by participating
insurance companies. Past
performance is not an indication
of future results.

The chart below shows the
percentage gain or loss for the
Fund in each calendar year since
its inception on 3/1/96. It
should give you a general idea
of how the Fund's return has
varied from year-to-year.


Year-by-Year Total Return (%)

1997 1998
37.16%    6.44%


Best Quarter: 4th Quarter 1998
+18.02%
Worst Quarter:3rd Quarter 1998
-17.20%

The next table lists the Fund's
average annual total return over
the past year and since
inception (through 12/31/98).
This table is intended to
provide you with some indication
of the risks of investing in the
Fund.  At the bottom of the
table you can compare this
performance with the Russell
2000 Index and the Nasdaq
Composite.  The Russell 2000 is
an unmanaged index tracking the
performance of 2000 publicly-
traded U.S. stocks.  It is often
used to indicate the performance
of smaller company stocks.  The
Nasdaq Composite is market-value
weighted index that measures all
domestic and non-U.S.-based
common stocks listed on the
Nasdaq stock market.  Neither
index is an actual investment.

Average Annual Total Return
(for the period ended 12/31/98)
                                         Performance
    Inception                               Since
      Date      1 year  5 year 10 year     3/1/96
Fund 3/1/96      6.44%    N/A    N/A       20.00%

Russell 2000     -2.55%   N/A    N/A       11.13%
Nasdaq
Composite        39.63%   N/A    N/A       27.49%

VA Foundation Fund

                                      INVESTMENT GOAL
FUND FACTS:                          The Fund seeks, in order of
                                     priority, reasonable income,
Goals:                               conservation of capital and
 Reasonable Income                  capital appreciation.
 Conservation of Capital
 Capital Appreciation

Principal Investments:
 Common and Preferred Stocks
 Fixed Income Securities              INVESTMENT STRATEGY
                                     The Fund invests principally in
Investment Advisor:                  a combination of common stocks,
 Evergreen Asset Management          securities convertible into or
 Corp.                               exchangeable for common stocks
                                     and fixed income securities.
Portfolio Manager:                   Investments in commons stocks
 Stephen A. Lieber                   focus on those that pay
 Irene D. O'Neill                    dividends and have the potential
                                     for capital appreciation.
NASDAQ Symbol:                       Common stocks are selected based
EVFFX                                on a combination of financial
                                     strength and estimated growth
                                     potential.  Fixed income
Dividend Payment Schedule:           securities are selected based on
Annually                             the projections of
                                     interest rates, varying amounts
                                     and maturities in order to
                                     achieve capital protection and,
                                     when possible, capital
                                     appreciation.  The Fund will
                                     emphasize fixed income
                                     securities that it believes will
                                     not be subject to significant
                                     fluctuations in value.  Under
                                     normal circumstances, the Fund
                                     anticipates that at least 25% of
                                     its net assets will consist of
                                     fixed income securities.  The
                                     corporate debt obligations
                                     purchased by the Fund will be
                                     rated A or higher by Standard &
                                     Poor's Ratings Services and
                                     Moody Investor's Service, Inc.
                                     The Fund is not managed with a
                                     targeted maturity.

                                     The Fund intends to sell a
                                     portfolio investment when the
                                     value of the investment reaches
                                     or exceeds its estimated fair
                                     value, when the issuer's
                                     investment fundamentals begin to
                                     deteriorate, when the investment
                                     no longer appears to meet the
                                     Fund's investment objective,
                                     when the Fund must meet
                                     redemptions, or for other
                                     reasons which the portfolio
                                     manager deems necessary.

                                     The Fund may invest in high
                                     quality money market instruments
                                     in response to adverse economic,
                                     political or market conditions.
                                     This strategy is inconsistent
                                     with the Fund's principal
                                     investment strategy and
                                     investment goal, and if employed
                                     could result in a lower return
                                     and loss of market opportunity.

                                      RISK FACTORS
                                     Your investment in the Fund is
                                     subject to the risks discussed
                                     in the "Overview" on
                                     page 1 under the headings:

                                     -    Stock Market Risk
                                     -    Interest Rate Risk
                                     -    Credit Risk
                                     -    Foreign Investment Risk

PERFORMANCE
The following charts shows how
the Fund has performed in the
past.  Returns reflect
reinvestment of all dividends
and distributions and fees, but
do not reflect contract charges
assessed by participating
insurance companies.  Past
performance is not an indication
of future results.

The chart below shows the
percentage gain or loss for the
Fund in each calendar year since
its inception on 3/1/96.  It
should give you a general idea
of how the Fund's return has
varied from year-to-year.

Year-by-Year Total Return (%)

1997 1998
27.80%    10.56%


Best Quarter: 2nd Quarter 1997
+13.26%
Worst Quarter:3rd Quarter 1998
-7.37%

The next table lists the Fund's
average annual total return over
the past year and since
inception (through 12/31/98).
This table is intended to
provide you with some indication
of the risks of investing in the
Fund.  At the bottom of the
table you can compare this
performance with the S&P 500
Index and the Lipper Balanced
Fund Average.  The S&P 500 is an
unmanaged index tracking the
performance of 500 publicly-
traded U.S. stocks and is often
used to indicate the performance
of the overall stock market.
The Lipper Balanced Fund Average
reflects funds whose primary
objectives are to conserve
principal by maintaining at all
times a balanced portfolio of
both stocks and bonds.  Neither
index is an actual investment.

Average Annual Total Return
(for the period ended 12/31/98)

                                    Performance
  Inception                            Since
     Date    1 year  5 year  10 year   3/1/96
Fund 3/1/96  10.56%   N/A     N/A      18.77%

S&P 500       28.58%   N/A    N/A      28.09%

Lipper Balanced
Fund Average  13.48%  N/A     N/A      15.76%

VA Global Leaders Fund


                                      INVESTMENT GOAL
                                     The Fund seeks to provide
                                     investors with long-term capital
FUND FACTS:                          growth.

Goal:
 Long-term Capital Growth

Principal Investments:
 U.S. and non-U.S. Equity            INVESTMENT STRATEGY
Securities                           The Fund normally invests at
                                     least 65% of its assets in a
Investment Advisor:                  diversified portfolio of U.S.
 Evergreen Asset Management          and non-U.S. equity securities
 Corp.                               of companies located in the
                                     world's major industrialized
Portfolio Managers:                  countries.  The Fund will make
 Stephen A. Lieber                   investments in no less than
 Edwin D. Miska                      three countries, which may
                                     include the U.S., but may invest
NASDAQ Symbol:                       more than 25% of its total
None                                 assets in one country.  The
                                     Fund will screen the largest companies
Dividend Payment Schedule:           in major industrialized countries.
Annually                             The Fund invests only in the
                                     best 100 companies which are selected
                                     based on qualitative and quantitative
                                     criteria such as high return on
                                     equity, consistent earnings
                                     growth and established market
                                     presence.

                                     The Fund intends to sell a
                                     portfolio investment when the
                                     value of the investment reaches
                                     or exceeds its estimated fair
                                     value, when the issuer's
                                     investment fundamentals begin to
                                     deteriorate, when the investment
                                     no longer appears to meet the
                                     Fund's investment objective,
                                     when the Fund must meet
                                     redemptions, or for other
                                     reasons which the portfolio
                                     manager deems necessary.

                                     The Fund may invest in high
                                     quality money market instruments
                                     in response to adverse economic,
                                     political or market conditions.
                                     This strategy is inconsistent
                                     with the Fund's principal
                                     investment strategy and
                                     investment goal, and if employed
                                     could result in a lower return
                                     and loss of market opportunity.

                                      RISK FACTORS
                                     Your investment in the Fund is
                                     subject to the risks discussed
                                     in the "Overview" on
                                     page 1 under the headings:

                                         Stock Market Risk
                                         Foreign Investment Risk

                                     In addition, if more than 25% of
                                     the Fund's total assets is
                                     invested in one country, the
                                     value of the Fund's shares may
                                     be subject to greater
                                     fluctuation due to the lesser
                                     degree of diversification across
                                     countries and the fact that the
                                     securities market of certain
                                     countries may be subject to
                                     greater risks and volatility
                                     than that which exists in the
                                     United States.

 PERFORMANCE
The following charts show how the
Fund has performed in the past.
Returns reflect reinvestment of
all dividends and distributions
and fees, but do not reflect
contract charges assessed by
participating insurance
companies.  Past performance is
not an indication of future
results.

The chart below shows the
percentage gain or loss for the
Fund in each calendar year since
its inception on 3/6/97. It
should give you a general idea of
how the Fund's return has varied
from year-to-year.


Year-by-Year Total Return  (%)

1998
18.92%

Best Quarter: 4th Quarter 1998
+21.86%
Worst Quarter:3rd Quarter 1998
-14.25%

The next table lists the Fund's
average annual total return over
the past year and since inception
(through 12/31/98). This table is
intended to provide you with some
indication of the risks of
investing in the Fund.  At the
bottom of the table you can
compare this performance with the
Morgan Stanley Capital
International World Index
(MSCIWI). The MSCIWI is an
unmanaged market index that
represents the 23 developed
markets of the world in a variety
of industries.  It is not an
actual investment.


Average Annual Total Return
(for the period ended 12/31/98)

                                 Performance
  Inception                           Since
     Date   1 year  5 year  10 year   3/6/97
Fund 3/6/97  18.92%   N/A    N/A      15.19%

MSCIWI       24.34%    N/A   N/A      20.83%

VA Growth and Income Fund

                                      INVESTMENT GOAL
                                     The Fund seeks capital growth in
                                     the value of its shares and
FUND FACTS:                          current income.

Goals:
- Capital Growth
- Current Income

Principal Investment:
- Common Stocks                       INVESTMENT STRATEGY
                                     The Fund invests primarily in
Investment Advisor:                  common stocks of established
- Evergreen Asset Management         companies that the Fund
Corp.                                considers undervalued in the
                                     marketplace and which have a
Portfolio Manager:                  trigger, or catalyst, that will
- Philip M. Foreman                  bring the stock's price into
                                     line with its actual or
NASDAQ Symbol:                       potential value.  The catalysts
EVGIX                                may include new products, new
                                     management, changes in
Dividend Payment Schedule:           regulation and/or restructuring
Annually                             potential.

                                     The Fund intends to sell a
                                     portfolio investment when the
                                     value of the investment reaches
                                     or exceeds its estimated fair
                                     value, when the issuer's
                                     investment fundamentals begin to
                                     deteriorate, when the investment
                                     no longer appears to meet the
                                     Fund's investment objective,
                                     when the Fund must meet
                                     redemptions, or for other
                                     reasons which the portfolio
                                     manager deems necessary.

                                     The Fund may invest in high
                                     quality money market instruments
                                     in response to adverse economic,
                                     political or market conditions.
                                     This strategy is inconsistent
                                     with the Fund's principal
                                     investment strategy and
                                     investment goal, and if employed
                                     could result in a lower return
                                     and loss of market opportunity.

                                      RISK FACTORS
                                     Your investment in the Fund is
                                     subject to the risks discussed
                                     in the "Overview" on
                                     page 1 under the headings:

                                     -    Stock Market Risk

 PERFORMANCE

The following charts show how
the Fund has performed in the
past.  Returns reflect
reinvestment of all dividends
and distributions and fees, but
do not reflect contract charges
assessed by participating
insurance companies. Past
performance is not indication of
future results.

The chart below shows the
percentage gain or loss of the
Fund in each calendar year since
its inception in 3/1/96.  It
should give you a general idea
of how the Fund's return has
varied from year-to-year.

Year-by-Year Total Return (%)

1997 1998
34.66%    4.77%

Best Quarter: 2nd Quarter 1997
+17.25%
Worst Quarter:3rd Quarter 1998
-15.19%

The next table lists the Fund's
average annual total return over
the past year and since
inception (through 12/31/98).
This table is intended to
provide you with some indication
of the risks of investing in the
Fund.  At the bottom of the
table you can compare this
performance with the S&P 500
Index and the Lipper Growth and
Income Fund Average.  The S&P
500 is an unmanaged index
tracking the performance of 500
publicly-traded U.S. stocks and
is often used to indicate the
performance of the overall stock
market.  The Lipper Growth and
Income Fund Average reflects
funds that combine a growth-of-
earnings orientation and an
income requirement for level
and/or rising dividends.
Neither index is an actual
investment.

Average Annual Total Return
(for the period ended 12/31/98)

                                             Performance
  Inception                                  Since
     Date      1 year    5 year    10 year   3/1/96

Fund 3/1/96    4.77%      N/A       N/A       20.05%

S&P 500       28.58%      N/A       N/A       28.09%
Lipper Growth
& Income
Fund Average  15.61%      N/A       N/A       20.59%

  VA International Growth Fund
                                      INVESTMENT GOAL
                                     The Fund seeks long-term growth
                                     of capital and secondarily,
                                     modest income.

FUND FACTS:

Goals:                                INVESTMENT   STRATEGY
- Long-Term Capital Growth           The Fund invests primarily in
- Modest Income                      equity securities issued by
                                     established, quality non-U.S.
Principal Investment:                companies located in countries
- Equity Securities                  with developed markets.  The
                                     Fund may also invest in emerging
Investment Advisor:                  markets and in securities of
- Evergreen Investment               companies in the formerly
Management Company                   communist countries of Eastern
                                     Europe.  The Fund normally
Portfolio Manager:                   invests at least 65% of its
- Gilman C. Gunn                     total assets in the securities
                                     of companies in at least three
NASDAQ Symbol:                       different countries (other than
None                                 the U.S.).  The Fund may also
                                     invest in debt securities,
                                     including up to 10% of its
Dividend Payment Schedule:           assets in below investment grade
Annually                             debt securities.
                                     The Fund intends to sell a
                                     portfolio investment when the
                                     value of the investment reaches
                                     or exceeds its estimated fair
                                     value, when the issuer's
                                     investment fundamentals begin to
                                     deteriorate, when the investment
                                     no longer appears to meet the
                                     Fund's investment objective,
                                     when the Fund must meet
                                     redemptions, or for other
                                     reasons which the portfolio
                                     manager deems necessary.

                                     The Fund may invest in high
                                     quality money market instruments
                                     in response to adverse economic,
                                     political or market conditions.
                                     This strategy is inconsistent
                                     with the Fund's principal
                                     investment strategy and
                                     investment goal, and if employed
                                     could result in a lower return
                                     and loss of market opportunity.
                                      RISK FACTORS
                                     Your investment in the Fund is
                                     subject to the risks discussed
                                     in the "Overview" on
                                     page 1 under the headings:
                                     -    Stock Market Risk
                                     -    Interest Rate Risk
                                     -    Credit Risk
                                     -    Foreign Investment Risk
                                     Below investment grade bonds are
                                     commonly referred to as "junk
                                     bonds" because they are usually
                                     backed by issuers of less proven
                                     or questionable financial
                                     strength.  Such issuers are more
                                     vulnerable to financial setbacks
                                     and less certain to pay interest
                                     and principal than issuers of
                                     bonds offering lower yields and
                                     risk.   Markets may react to
                                     unfavorable news about issuers
                                     of below investment grade bonds
                                     causing sudden and steep
                                     declines in value.
                                     In addition, the Fund may also
                                     be subject to an emerging
                                     markets risk. An "emerging
                                     market" is any country
                                     considered to be emerging or
                                     developing, has a relatively low
                                     gross national product, but the
                                     potential for rapid growth
                                     (which can lead to instability).
                                     Investing in securities of
                                     emerging countries has many
                                     risks.  Emerging countries are
                                     generally small and rely heavily
                                     on international trade and could
                                     be adversely effected by the
                                     economic conditions in the
                                     countries with which they trade.
                                     There is also a possibility of a
                                     change in the political climate,
                                     nationalization, diplomatic
                                     developments (including war),
                                     and social instability. Such
                                     countries may experience high
                                     levels of inflation or deflation
                                     and currency devaluation.
                                     Investments in emerging markets
                                     are considered to be
                                     speculative.

 PERFORMANCE

Since the Fund commenced
operations on 8/17/98, total
return information is not yet
available for a full calendar
year.

VA Masters Fund

                                      INVESTMENT GOAL
FUND FACTS:                          The Fund seeks long-term capital
                                     appreciation.
Goal:
- Long-Term Capital Appreciation

Principal Investment:
- Equity Securities

Investment Advisor:                  INVESTMENT STRATEGY
- Evergreen Investment               The Fund's investment program is
Management                           based on the Manager of Managers
                                     strategy of the investment
Portfolio Manager:                   advisor which allocates the
- By committee of EIM Managers       Fund's portfolio assets on an
                                     approximately equal basis among
NASDAQ Symbol:                       four investment management
None                                 organizations or sub-advisors --
                                     each of which employs a
Dividend Payment Schedule:           different investment style.
Annually
                                     The Fund's current sub-advisors
                                     are:
                                         Evergreen Asset Management
                                     Corp. (EAMC)
                                         MFS Institutional Advisors,
                                     Inc. (MFS)
                                         OppenheimerFunds, Inc.
                                     (Oppenheimer)
                                         Putnam Investment
                                     Management, Inc. (Putnam)

                                     The following investment styles
                                     will be applied by the sub-
                                     advisors to the segment of the
                                     Fund's portfolio for which that
                                     sub-advisor is responsible.

                                     EAMC's segment of the portfolio
                                     will primarily be invested in
                                     equity securities of U.S. and
                                     foreign companies with market
                                     capitalizations between
                                     approximately $500 million and
                                     $5 billion.  EAMC invests in
                                     companies it believes the market
                                     has temporarily undervalued in
                                     relation to such factors as the
                                     company's assets, cash flow and
                                     earnings potential.  EAMC will
                                     use a value-oriented investment strategy.

                                     MFS manages its segment of the
                                     portfolio by primarily investing
                                     in equity securities of
                                     companies with market
                                     capitalizations between
                                     approximately $500 million and
                                     $5 billion.  Such companies
                                     generally would be expected to
                                     show earnings growth over time
                                     that is well above the growth
                                     rate of the overall economy and
                                     the rate of inflation, and would
                                     have the products, management
                                     and market opportunities which
                                     are usually necessary to
                                     continue sustained growth.  MFS
                                     may invest up to 25% (and
                                     generally expects to invest
                                     between 0% and 10%) of its
                                     segment of the Fund's assets in
                                     foreign securities (not
                                     including American Depositary
                                     Receipts), including foreign
                                     growth securities, which are not
                                     traded on a U.S. exchange.  MFS
                                     will use a growth-oriented investment
                                     strategy.

                                     Oppenheimer manages its segment
                                     of the portfolio by investing
                                     primarily in equity securities
                                     of those companies with market
                                     capitalizations over $5 billion;
                                     however, Oppenheimer may, when
                                     it deems advisable, invest in
                                     the equity securities of mid-cap
                                     and small-cap companies. In
                                     purchasing portfolio securities,
                                     Oppenheimer may invest without
                                     limit in foreign securities and
                                     may, to a limited degree, invest
                                     in non-convertible debt
                                     securities and preferred stocks
                                     which have the potential for
                                     capital appreciation.
                                     Oppenheimer will use a blended
                                     growth- and value-oriented investment
                                     strategy.

                                     Putnam's segment of the
                                     portfolio will primarily be
                                     invested in equity securities of
                                     U.S. and foreign issuers with
                                     market capitalizations of $2
                                     billion or more.  Putnam may
                                     also purchase non-convertible
                                     debt securities which offer the
                                     opportunity for capital
                                     appreciation.  In the evaluation
                                     of a company, more consideration
                                     is given to growth potential
                                     than to dividend income.  Putnam
                                     will use a growth-oriented strategy.

                                     The Fund intends to sell a
                                     portfolio investment when the
                                     value of the investment reaches
                                     or exceeds its estimated fair
                                     value, when the issuer's
                                     investment fundamentals begin to
                                     deteriorate, when the investment
                                     no longer appears to meet the
                                     Fund's investment objective,
                                     when the Fund must meet
                                     redemptions, or for other
                                     reasons which the portfolio
                                     manager deems necessary.

                                     The Fund may invest in high
                                     quality money market instruments
                                     in response to adverse economic,
                                     political or market conditions.
                                     This strategy is inconsistent
                                     with the Fund's principal
                                     investment strategy and
                                     investment goal, and if employed
                                     could result in a lower return
                                     and loss of market opportunity.

                                     RISK FACTORS
                                     Your investment in the Fund is
                                     subject to the risks discussed
                                     in the "Overview" on
                                     page 1 under the headings:

                                     -    Stock Market Risk
                                     -    Interest Rate Risk
                                     -    Credit Risk
                                     -    Small Company Risk
                                     -    Foreign Securities Risk

PERFORMANCE

Since the fund commenced
operations on 2/1/99, total
return information is not yet
available for a full calendar
year.

VA Small Cap Equity Income Fund


                                      INVESTMENT GOAL
                                     The Fund seeks current income
                                     and capital growth in the value
                                     of its shares.
FUND FACTS:

Goal:
- Current Income
- Capital Growth

Principal Investments:               INVESTMENT STRATEGY
- Small-Cap Common Stocks            The Fund invests primarily in
- Small-Cap Convertible              common stocks and convertible
Preferred Stocks                     preferred stocks of small
                                     companies (less than $1 billion
Investment Advisor:                  in market capitalization).  The
- Evergreen Asset Management         Fund seeks to limit the
Corp.                                investment risk of small company
                                     investing by seeking stocks that
Portfolio Manager:                   produce regular income and trade
- Nola Maddox Falcone                below what the manager considers
- Jordan D. Alexander                their intrinsic value.  The Fund
                                     looks specifically for various
NASDAQ Symbol:                       growth triggers, or catalysts,
None                                 that will bring the stock's
                                     price into line with its actual
                                     or potential value, such as new
Dividend Payment Schedule:           products, new management,
Annually                             changes in regulation and/or
                                     restructuring potential.

                                     The Fund intends to sell a
                                     portfolio investment when the
                                     value of the investment reaches
                                     or exceeds its estimated fair
                                     value, when the issuer's
                                     investment fundamentals begin to
                                     deteriorate, when the investment
                                     no longer appears to meet the
                                     Fund's investment objective,
                                     when the Fund must meet
                                     redemptions, or for other
                                     reasons which the portfolio
                                     manager deems necessary.
                                     The Fund may invest in high
                                     quality money market instruments
                                     in response to adverse economic,
                                     political or market conditions.
                                     This strategy is inconsistent
                                     with the Fund's principal
                                     investment strategy and
                                     investment goal, and if employed
                                     could result in a lower return
                                     and loss of market opportunity.

                                      RISK FACTORS
                                     Your investment in the Fund is
                                     subject to the risks discussed
                                     in the "Overview" on
                                     page 1 under the headings:

                                     -    Stock Market Risk
                                     -    Small Company Risk
                                     -    Interest Rate Risk

 PERFORMANCE

Since the Fund commenced
operations on 5/1/98, total
return information is not yet
available for a full calendar
year.

VA Strategic Income Fund

                                      INVESTMENT GOAL
                                     The Fund seeks high current
                                     income from interest on debt
FUND FACTS:                          securities.  Secondarily, the
                                     Fund considers potential for
Goals:                               growth of capital in selecting
- High Current Income                securities.
- Capital Growth

Principal Investment:
-Domestic High-Yield Bonds
-Foreign Securities                  INVESTMENT STRATEGY
-U.S. Government Securities          The Fund intends to allocate its
                                     assets principally between
Fixed Income Securities              eligible domestic high-yield,
                                     high-risk bonds and debt
Investment Advisor:                  securities (which may be
- Evergreen Investment               denominated in U.S. dollars or
Management Company                   in non-U.S. currencies) of
                                     foreign governments and foreign
Portfolio Manager:                   corporations.  This allocation
- Prescott B. Crocker                will be made on the basis of the
                                     investment advisor's assessment
NASDAQ Symbol:                       of global opportunities for high
EVAYX                                income and high investment
                                     return.  The Fund may invest
                                     100% of its assets in U.S.
Dividend Payment Schedule:           government securities, including
Annually                             zero-coupon U.S. Treasury
                                     securities, mortgage-backed
                                     securities and money market
                                     instruments.  While the Fund may
                                     invest in securities of any
                                     maturity, it is currently
                                     expected that the Fund will not
                                     invest in securities with
                                     maturities of more than 30
                                     years.  The Fund's manager takes
                                     an aggressive approach to
                                     investing but seeks to control
                                     risk through diversification,
                                     credit analysis, economic
                                     analysis, interest rate
                                     forecasts and review of sector
                                     and industry trends.

                                     The Fund intends to sell a
                                     portfolio investment when the
                                     value of the investment reaches
                                     or exceeds its estimated fair
                                     value, when the issuer's
                                     investment fundamentals begin to
                                     deteriorate, when the investment
                                     no longer appears to meet the
                                     Fund's investment objective,
                                     when the Fund must meet
                                     redemptions, or for other
                                     reasons which the portfolio
                                     manager deems necessary.

                                     The Fund may invest in high
                                     quality money market instruments
                                     in response to adverse economic,
                                     political or market conditions.
                                     This strategy is inconsistent
                                     with the Fund's principal
                                     investment strategy and
                                     investment goal, and if employed
                                     could result in a lower return
                                     and loss of market opportunity.

                                      RISK FACTORS
                                     Your investment in the Fund is
                                     subject to the risks discussed
                                     in the "Overview" on
                                     page 1 under the headings:
                                     -    Interest Rate Risk
                                     -    Credit Risk
                                     -    Foreign Investment Risk
                                     In addition, the Fund
                                     principally invests in below
                                     investment grade bonds, commonly
                                     referred to as "junk bonds"
                                     because they are usually backed
                                     by issuers of less proven or
                                     questionable financial strength.
                                     Such issuers are more vulnerable
                                     to financial setbacks and less
                                     certain to pay interest and
                                     principal than issuers of bonds
                                     offering lower yields and risk.
                                     Markets may react to unfavorable
                                     news about issuers of below
                                     investment grade bonds causing
                                     sudden and steep declines in
                                     value.

 PERFORMANCE
The following charts show how
the Fund has performed in the
past.  Returns reflect
reinvestment of all dividends
and distributions and fees, but
do not reflect contract charges
assessed by participating
insurance companies. Past
performance is not an indication
of future results.

The chart below shows the
percentage gain or loss for the
Fund in each calendar year since
its inception on 3/6/97.  It
should give you a general idea
of how the Fund's returns have
varied from year-to-year.

Year-by-Year Total Return (%)

1998
5.91%

Best Quarter: 1st Quarter 1998
+2.94%
Worst Quarter:4th Quarter 1998
+0.58%

The next table lists the Fund's
average annual total return over
the past year and since
inception (through 12/31/98).
This table is intended to
provide you with some indication
of the risks of investing in the
Fund.  At the bottom of the
table you can compare this
performance with the Lehman
Brothers Government Bond Index.
The Lehman Brothers Government
Bond Index is an unmanaged
market index that tracks U.S.
agency debt issues and public
obligations of the U.S. Treasury
that have remaining maturities
of more than one year.  It is
not an actual investment.

Average Annual Total Return
(for the period ended 12/31/98)

                                             Performance
          Inception                              Since
          Date       1 year  5 year  10 year    3/6/97
Fund    3/6/97      5.91%     N/A     N/A        6.16%

Lehman Brothers
Govt. Bond Index   9.85%      N/A     N/A       20.42%

THE FUNDS' INVESTMENT ADVISORS       manages over $_____billion in
The investment advisor manages a     investment assets for ___of the
Fund's investments and               Evergreen Funds.  EIM is located
supervises its daily business        at 201 South College Street,
affairs. There are three             Charlotte, North Carolina  28288-
investment advisors for the          0630.
Evergreen Variable Annuity
Funds.  All investment advisors      Evergreen Investment Management
for the Evergreen Funds are          Company (EIMC) is the investment
subsidiaries of First Union          advisor to:
Corporation, the sixth largest         -    VA Strategic Income Fund
bank holding company in the            -    VA International Growth
United States, with over                    Fund
$_______ billion in consolidated     EIMC has been managing mutual
assets as of __________.  First      funds and private accounts since
Union Corporation is located at      1932 and currently manages over
301 South College Street,            $_____billion in investment
Charlotte, North Carolina  28288-    assets for ___of the Evergreen
0013.                                Funds. EIMC is located at 200
                                     Berkeley Street, Boston,
Evergreen Asset  Management          Massachusetts 02116-5034.
Corp. (EAMC) is the investment       Year 2000 Compliance
advisor to:                          The investment advisors and
  -    VA Fund                       other service providers for the
  -    VA Foundation Fund            Evergreen Funds are taking steps
  -    VA Global Leaders Fund        to address any potential Year
  -    VA Growth and Income Fund     2000-related computer problems.
  -    VA Small Cap Equity Income    However, there is some risk that
       Fund                          these problems could disrupt the
EAMC, with its predecessors, has     Funds' operations or financial
served as investment advisor to      markets generally.
the Evergreen Funds since 1971,
and currently manages over           European Currency Conversion
$_____billion in assets for          Risk
___of the Evergreen Funds.  EAMC     Certain countries in Europe
is located at 2500 Westchester       converted their different
Avenue, Purchase, New York           currencies to a single, common
10577.                               currency on January 1, 1999.  In
                                     connection with this change,
Evergreen Investment Management      investment advisors, mutual
(EIM)  (formerly known as            funds and their service
Capital Management Group, or         providers have modified their
CMG), a division of First Union      accounting and recordkeeping
National Bank, is the investment     systems to handle the new
advisor to:                          currency.  If a Fund invests in
  -    VA Aggressive Growth Fund     foreign securities, your
  -    VA Masters Fund               investment in the Fund may be
EIM has been managing money for      adversely affected if these
over 50 years and currently          technical modifications have not
                                     been implemented properly.  Also
                                     the conversion to a single
                                     currency may impair the markets
                                     for securities denominated in
                                     the currencies being eliminated,
                                     which may also adversely impact
                                     your investment.

THE FUNDS' PORTFOLIO MANAGERS
VA Aggressive Growth Fund           VA Growth and Income
The day-to-day management of the    The day-to-day management of the
Fund is handled by Harold J.        Fund is handled by Philip M.
Ireland, Jr.  He is a Vice          Foreman.  Mr. Foreman joined
President of EIM and has been a     EAMC in January 1999 as
portfolio manager at EIM since      Portfolio Manager after seven
1995.  Mr. Ireland also manages     years as Senior Portfolio
Evergreen Aggressive Growth         Manager at WM Advisors, Inc.
Fund.  From 1983 to 1995, he        Mr. Foreman has managed the Fund
worked for Palm Beach Capital       since January 1999.
Management, Inc. as a Senior
Vice President and as a             VA International Growth Fund
portfolio manager of ABT            The day-to-day management of the
Emerging Growth Fund, the           Fund is handled by Gilman C.
predecessor of Evergreen            Gunn.  Mr. Gunn joined EIMC in
Aggressive Growth Fund. Mr.         1991 as Senior Vice President -
Ireland has more than 30 years      International and is currently
of investment experience.           Senior Vice President and Chief
                                    Investment Officer -
VA Fund                             International at EIMC.  Mr. Gunn
The day-to-day management of the    has managed Evergreen
Fund is handled by  Stephen A.      International Growth Fund since
Lieber and Nola Maddox Falcone,     1991.  As head of the
CFA.  Mr. Lieber is Chairman and    International Team, Mr. Gunn has
Co-Chief Executive Officer of       over 25 years of international
EAMC.  He was a founding partner    investment experience.
of Lieber & Company, the
original sponsor of the             VA Small Cap Equity Income Fund
Evergreen Funds, when it was        The day-to-day management of the
established in 1969.  He has        Fund is handled by Ms. Falcone
been with EAMC and its              and Jordan D. Alexander, CFA.
predecessor since 1971 and has      Mr. Alexander has been an
been in the investment              assistant portfolio manager with
management profession since         EAMC since September 1998.  From
1952. Mr. Lieber has also           1995 to 1998, he was an
managed Evergreen Fund since its    associate healthcare analyst
inception in 1970. Ms. Falcone      with Paine Webber, Inc.  Prior
is President and Co-Chief           to that, he was a senior analyst
Executive Officer of EAMC.  She     with Arthur Andersen LLP.  Ms.
joined Lieber & Company as          Falcone has served as the
Senior Portfolio Manager in         principal manager of Evergreen
1974, and was a General Partner     Small Cap Equity Income Fund
from January 1981 to June 1994.     since 1993.

VA Foundation Fund
The day-to-day management of the    VA Strategic Income Fund
Fund is handled by Mr. Lieber       The day-to-day management of the
and Irene D. O'Neill, CFA.  Ms.     Fund is handled by Prescott B.
O'Neill has over 19 years of        Crocker, Senior Vice President,
investment management experience    Senior Portfolio Manager, and
and has been associated with        head of the High Yield Bond Team
EAMC and its predecessor since      at EIMC.  Mr. Crocker joined
1981.  Mr. Lieber has managed       EIMC in 1997.  From 1993 until
Evergreen Foundation Fund since     he joined EIMC, he held various
its inception in 1990.              positions at Boston Security
                                    Counsellors, including President
VA Global Leaders Fund              and Chief Investment Officer,
The day-to-day management of the    and was Managing Director and
Fund is handled by Mr. Lieber       Portfolio Manager at Northstar
and Edwin D. Miska.  Mr. Miska      Investment Management.  Mr.
has been an  analyst with EAMC      Crocker has over 25 years of
and its predecessor since 1986.     experience in fixed income
In 1995 he was named co-            investment management.
portfolio manager, along with
Mr. Lieber, of Evergreen Global
Leaders Fund.

A Masters Fund                       The investment advisor
UBJECT TO THE SUPERVISION OF         continuously monitors the
IM, EACH SUB-ADVISOR LISTED          performance and investment
ELOW MANAGES A SEGMENT OF THE        styles of the Fund's sub-
UND'S PORTFOLIO IN ACCORDANCE        advisors and from time to time
ITH THE FUND'S INVESTMENT            may recommend changes of sub-
BJECTIVE AND POLICIES, MAKES         advisors based on factors such
NVESTMENT DECISIONS FOR THE          as changes in a sub-advisor 's
EGMENT, AND PLACES ORDERS TO         investment style or a departure
URCHASE AND SELL SECURITIES FOR      by a sub-advisor from the
HE SEGMENT.  THE FUND PAYS NO        investment style for which it
IRECT FEES TO ANY OF THE SUB-        had been selected, a
DVISORS.  THE FOUR SUB-ADVISORS      deterioration in a sub-advisor's
OF THE FUND ARE:                     performance relative to that of
                                     other investment management
EAMC is described on page 22.        firms practicing a similar
                                     style, or adverse changes in its
MFS Institutional Advisors, Inc.     ownership or personnel.
500 Boylston Street, Boston,
Massachusetts 02116, is              One segment may be larger or
America's oldest mutual fund         smaller at various times than
organization.  As of December        other segments, but the
31, 1998, MFS managed more than      investment advisor will not
$____ billion on behalf of over      reallocate assets among the
___ million investor accounts.       segments to reduce these
                                     differences in size until the
OppenheimerFunds, Inc.  Two          assets allocated to one sub-
World Trade Center, New York,        advisor either exceeds 35% or is
New York 10048, has operated as      less than 15% of the Fund's
an investment advisor since          average daily net assets for a
1959.  As of December 31, 1998,      period of three consecutive
Oppenheimer and its subsidiaries     months. In such event the
managed investment companies
with assets of more than $___        investment advisor may, but is
billion and with more than ___       not obligated to, reallocate
million shareholder accounts.        assets among sub-advisors to
                                     provide for a more equal
Putnam Investment Management,        distribution of the Fund's
Inc.  One Post Office Square,        assets.
Boston, Massachusetts 02109, has
been managing mutual funds since     CALCULATING THE SHARE PRICE
1937.  As of December 31, 1998,      The value of one share of a
Putnam and its affiliates            Fund, also known as the net
managed more than $____ billion      asset value, or NAV, is
of assets.                           calculated on each day the New
                                     York Stock Exchange is open as
Manager Oversight - EIM has          of the time the Exchange closes
appointed a committee of             (normally 4:00 p.m. Eastern
investment personnel which is        time). We calculate the share
primarily responsible for            price for each share by adding
overseeing the sub-advisors of       up the total assets of the Fund,
the VA Masters Fund.                 subtracting all liabilities,
The investment advisor has           then dividing the result by the
ultimate responsibility for the      total number of shares
investment performance of the        outstanding. Each security held
Fund.                                by a Fund is valued using the
                                     most recent market quote for
                                     that security. If no market
                                     quotation is available for a
                                     given security, we will price
                                     that security at fair value
                                     according to policies
                                     established by the Fund's Board
                                     of Trustees.  Short-term
                                     securities with maturities of 60
                                     days or less will be valued on
                                     the basis of amortized cost.

                                     The price per share for a Fund
                                     purchase or the amount received
                                     for a Fund redemption is based
                                     on the next price calculated
                                     after the order is received and
                                     all required information is
                                     provided.

PARTICIPATING INSURANCE
COMPANIES
THE FUNDS WERE ORGANIZED TO
SERVE AS INVESTMENT VEHICLES FOR     PARTICIPATING INSURANCE
SEPARATE ACCOUNTS FUNDING            COMPANIES PLACE ORDERS TO
VARIABLE ANNUITY CONTRACTS AND       PURCHASE AND REDEEM SHARES OF
VARIABLE LIFE INSURANCE POLICIES     THE FUNDS BASED ON, AMONG OTHER
ISSUED BY CERTAIN LIFE INSURANCE     THINGS, THE AMOUNT OF PREMIUM
COMPANIES.  THE FUNDS DO NOT         PAYMENTS TO BE INVESTED AND THE
CURRENTLY FORESEE ANY                AMOUNT OF SURRENDER AND TRANSFER
DISADVANTAGES TO THE HOLDERS OF      REQUESTS (AS DEFINED IN THE
THE CONTRACTS OR POLICIES            PROSPECTUS DESCRIBING THE
ARISING FROM THE FACT THAT THE       VARIABLE ANNUITY CONTRACTS OR
INTERESTS OF HOLDERS OF THOSE        VARIABLE LIFE INSURANCE POLICIES
CONTRACTS OR POLICIES MAY DIFFER     ISSUED BY THE PARTICIPATING
DUE TO THE DIFFERENCE OF TAX         INSURANCE COMPANIES) TO BE
TREATMENT AND OTHER                  EFFECTED ON THAT DAY PURSUANT TO
CONSIDERATIONS.  NEVERTHELESS,       THE CONTRACTS OR POLICIES.
THE TRUSTEES HAVE ESTABLISHED        THE FUNDS DO NOT ASSESS ANY FEES
PROCEDURES FOR THE PURPOSE OF        UPON PURCHASE OR REDEMPTION.
IDENTIFYING ANY IRRECONCILABLE       HOWEVER, SURRENDER CHARGES,
MATERIAL CONFLICTS THAT MAY          MORTALITY AND EXPENSE RISK FEES
ARISE AND TO DETERMINE WHAT          AND OTHER CHARGES MAY BE
ACTION, IF ANY, WOULD BE TAKEN       ASSESSED BY THE PARTICIPATING
IN RESPONSE THERETO.  THE            INSURANCE COMPANIES UNDER THE
VARIABLE ANNUITY CONTRACTS AND       VARIABLE ANNUITY CONTRACTS OR
VARIABLE LIFE INSURANCE POLICIES     VARIABLE LIFE INSURANCE
ARE DESCRIBED IN THE SEPARATE        POLICIES.  SUCH FEES ARE
PROSPECTUSES ISSUED BY THE           DESCRIBED IN THE PROSPECTUS OF
PARTICIPATING INSURANCE              SUCH CONTRACTS OR POLICIES.
COMPANIES.  THE TRUST ASSUMES NO     Timing of Proceeds
RESPONSIBILITY FOR SUCH              NORMALLY, WE WILL SEND
PROSPECTUSES.                        REDEMPTION PROCEEDS ON THE NEXT

HOW TO BUY AND REDEEM SHARES         BUSINESS DAY AFTER WE RECEIVE A
INVESTORS MAY NOT PURCHASE OR        REQUEST; HOWEVER, WE RESERVE THE
REDEEM SHARES OF THE FUNDS           RIGHT TO WAIT UP TO SEVEN
DIRECTLY, BUT ONLY THROUGH           BUSINESS DAYS TO REDEEM ANY
VARIABLE ANNUITY CONTRACTS OR        INVESTMENTS.
VARIABLE LIFE INSURANCE POLICIES     OTHER SERVICES
OFFERED THROUGH SEPARATE             Automatic Reinvestment of
ACCOUNTS OF PARTICIPATING            Dividends
INSURANCE COMPANIES.  INVESTORS      For the convenience of
SHOULD REFER TO THE PROSPECTUS       investors, all dividends and
OF THE VARIABLE ANNUITY              capital gains are distributed to
CONTRACTS OR VARIABLE LIFE           the separate accounts of
INSURANCE POLICIES FOR               participating insurance
INFORMATION ON HOW TO PURCHASE       companies and are automatically
SUCH CONTRACTS OR POLICIES, HOW      reinvested, unless requested
TO SELECT SPECIFIC EVERGREEN         otherwise.
VARIABLE ANNUITY FUNDS AS
INVESTMENT OPTIONS FOR THE
CONTRACTS OR POLICIES AND HOW TO
REDEEM FUNDS OR CHANGE
INVESTMENT OPTIONS.
THE SEPARATE ACCOUNTS OF THE

THE TAX CONSEQUENCES OF
INVESTING IN THE FUNDS
Fund Distributions
Each Fund passes along the net       addition, a 10% penalty tax on
income or profits it receives        distributions before age 59 1/2.
from its investments. The            Only the portion of a
Evergreen Variable Annuity Funds     distribution attributable to
expect that any distributions to     income on the investment in the
separate accounts will be exempt     contract is subject to federal
from current federal income          income tax.  Investors should
taxation to the extent that such     consult with competent tax
distributions accumulate in a        advisors for a more complete
variable annuity contract or         discussion of possible tax
variable life insurance policy.      consequences in a particular
                                     situation.
Dividends. The Fund pays a
 yearly dividend from the
 dividends, interest and other
 income on the securities in
 which it invests.
 Capital Gains. When a mutual
 fund sells a security it owns
 for a profit, the result is a
 capital gain. Evergreen
 Variable Annuity Funds
 generally distribute capital
 gains at least once a year.

For a discussion of the tax
consequences of variable annuity
contracts or variable life
insurance policies, refer to the
prospectus of the variable
annuity contract or variable
life insurance policies offered
by the participating insurance
company.  Variable annuity
contracts or variable life
insurance policies purchased
through insurance company
separate accounts provide for
the accumulation of all earnings
from interest, dividends and
capital appreciation without
current federal income tax
liability to the owner.
Depending on the variable
annuity contract or variable
life insurance policies,
distributions from the contract
or policy may be subject to
ordinary income tax and, in

FEES AND EXPENSES OF THE FUNDS       investment category. There are
Every mutual fund has fees and       three things to remember about
expenses that are assessed           expense ratios: 1) your total
either directly or indirectly.       return in the Fund is reduced in
This section describes each of       direct proportion to the fees;
those fees.                          2) expense ratios can vary
                                     greatly between funds and fund
Management Fee                       families, from under 0.25 % to
The management fee pays for the      over 3.0%; and 3) a Fund's
normal expenses of managing the      advisor may waive a portion of
fund, including portfolio            the Fund's expenses for a period
manager salaries, research           of time, reducing its expense
costs, corporate overhead            ratio.
expenses and related expenses
and, in the case of VA Masters
Fund, sub-advisory fees.

Other Expenses
Other expenses include
miscellaneous fees from
affiliated and outside service
providers. These may include
legal, audit, custodial and
safekeeping fees, the printing
and mailing of reports and
statements, automatic
reinvestment of distributions
and other conveniences for which
the shareholder pays no
transaction fees.

Total Fund Operating Expenses
The total cost of running the
Fund is called the expense
ratio. As a shareholder, you are
not charged these fees directly;
instead they are taken out
before the Fund's net asset
value is calculated, and are
expressed as a percentage of the
Fund's average daily net assets.
The effect of these fees is
reflected in the performance
results for that share class.
Because these fees are
"invisible," investors should
examine them closely, especially
when comparing one fund with
another fund in the same

FINANCIAL HIGHLIGHTS
This section looks in detail at
the results for one share in the
Funds - how much income it
earned, how much of this income
was passed along as a
distribution and how much the
return was reduced by expenses.
The tables for each Fund have
been derived from financial
information
audited by KPMG Peat Marwick
LLP, the Funds' independent
auditors. For a more complete
picture of the Funds' financial
statements, please see the
Funds' Annual Report as well as
the Statement of Additional
Information.

                        Evergreen Variable Annuity Trust
--------------------------------------------------------------------------------
                              Financial Highlights

                 (For a share outstanding throughout each year)

                  See Combined Notes to Financial Statements.

                                                   Year Ended
                                                  December 31,
                                                 -----------------
Aggressive Growth Fund                            1998      1997*
------------------------------------------------------------------
Net asset value, beginning of year.............. $ 11.10   $ 10.00
                                                 -------   -------
Income from investment operations
 Net investment income#.........................   (0.04)    (0.06)
 Net realized and unrealized gains or losses on
  securities....................................    2.51      1.16
                                                 -------   -------
Total from investment operations................    2.47      1.10
                                                 -------   -------
Net asset value, end of year.................... $ 13.57   $ 11.10
                                                 -------   -------
Total return (a)................................   22.25%    11.00%
Ratios/supplemental data
Net assets, end of year (thousands)............. $ 4,039   $ 1,868
Ratios to average net assets:
 Expenses.......................................    1.02%     1.06%+
 Net investment income..........................   (0.33)%   (0.74)%+
Portfolio turnover rate.........................      49%       39%
                                                 Year Ended December 31,
                                                 ----------------------------
Evergreen Fund                                    1998      1997      1996**
-------------------------------------------------------------------------------
Net asset value, beginning of year.............. $ 14.89   $ 11.41    $ 10.00
                                                 -------   -------    -------
Income from investment operations
 Net investment income#.........................    0.07      0.06       0.05
 Net realized and unrealized gains or losses on
  securities....................................    0.86      4.15       1.44
                                                 -------   -------    -------
Total from investment operations................    0.93      4.21       1.49
                                                 -------   -------    -------
Less distributions from
 Net investment income..........................       0     (0.05)     (0.05)
 Net realized gains.............................   (0.51)    (0.68)     (0.03)
                                                 -------   -------    -------
Total distributions to shareholders.............   (0.51)    (0.73)     (0.08)
                                                 -------   -------    -------
Net asset value, end of year.................... $ 15.31   $ 14.89    $ 11.41
                                                 -------   -------    -------
Total return (a)................................    6.44%    37.16%     14.90%
Ratios/supplemental data
Net assets, end of year (thousands)............. $45,820   $21,600    $10,862
Ratios to average net assets:
 Expenses.......................................    1.01%     1.01%      1.00%+
 Net investment income..........................    0.49%     0.42%      0.87%+
Portfolio turnover rate.........................      16%       32%         6%

 + Annualized.
* For the period from March 6, 1997 (commencement of operations) to December 31, 1997.
** For the period from March 1, 1996 (commencement of operations) to December
   31, 1996.
 # Net investment income is based on average shares outstanding during the pe-
   riod.
(a) Total return does not reflect charges of the separate accounts.

                        Evergreen Variable Annuity Trust
--------------------------------------------------------------------------------
                              Financial Highlights

                 (For a share outstanding throughout each year)

                  See Combined Notes to Financial Statements.

                                                   Year Ended December 31,
                                                   --------------------------
Foundation Fund                                     1998     1997      1996*
-------------------------------------------------------------------------------
Net asset value, beginning of year................ $ 13.54  $ 11.31   $ 10.00
                                                   -------  -------   -------
Income from investment operations
 Net investment income#...........................    0.35     0.26      0.16
 Net realized and unrealized gains or losses on
  securities......................................    1.07     2.86      1.37
                                                   -------  -------   -------
Total from investment operations..................    1.42     3.12      1.53
                                                   -------  -------   -------
Less distributions from
 Net investment income............................   (0.26)   (0.24)    (0.16)
 Net realized gains...............................   (0.23)   (0.65)    (0.06)
                                                   -------  -------   -------
Total distributions to shareholders...............   (0.49)   (0.89)    (0.22)
                                                   -------  -------   -------
Net asset value, end of year...................... $ 14.47  $ 13.54   $ 11.31
                                                   -------  -------   -------
Total return (a)..................................   10.56%   27.80%    15.30%
Ratios/supplemental data
Net assets, end of year (thousands)............... $78,371  $31,840   $15,812
Ratios to average net assets:
 Expenses.........................................    1.00%    1.01%     1.00%+
 Net investment income............................    2.44%    2.15%     2.70%+
Portfolio turnover rate...........................      10%      26%       12%
                                                     Year Ended
                                                    December 31,
                                                   ----------------
Global Leaders Fund                                 1998    1997**
-------------------------------------------------------------------
Net asset value, beginning of year................ $ 10.79  $ 10.00
                                                   -------  -------
Income from investment operations
 Net investment income#...........................    0.10     0.11
 Net realized and unrealized gains or losses on
  securities and foreign currency related
  transactions....................................    1.94     0.77
                                                   -------  -------
Total from investment operations..................    2.04     0.88
                                                   -------  -------
Less distributions from
 Net investment income............................   (0.07)   (0.06)
 Net realized gains...............................       0    (0.03)
                                                   -------  -------
Total distributions to shareholders...............   (0.07)   (0.09)
                                                   -------  -------
Net asset value, end of year...................... $ 12.76  $ 10.79
                                                   -------  -------
Total return (a)..................................   18.92%    8.80%
Ratios/supplemental data
Net assets, end of year (thousands)............... $ 9,583  $ 2,899
Ratios to average net assets:
 Expenses.........................................    1.04%    1.05%+
 Net investment income............................    0.89%    1.15%+
Portfolio turnover rate...........................      12%      11%

 + Annualized.
* For the period from March 1, 1996 (commencement of operations) to December 31, 1996.
** For the period from March 6, 1997 (commencement of operations) to December
   31, 1997.
 # Net investment income is based on average shares outstanding during the pe-
   riod.
(a) Total return does not reflect charges of the separate accounts.

                        Evergreen Variable Annuity Trust
--------------------------------------------------------------------------------
                              Financial Highlights

                 (For a share outstanding throughout each year)

                  See Combined Notes to Financial Statements.

                                                Year Ended December 31,
                                          ------------------------------------
Growth And Income Fund                           1998          1997     1996*
--------------------------------------------------------------------------------
Net asset value, beginning of year.......       $ 15.29       $ 11.83  $ 10.00
                                                -------       -------  -------
Income from investment operations
 Net investment income#..................          0.16          0.08     0.06
 Net realized and unrealized gains or
  losses on securities...................          0.56          4.01     1.84
                                                -------       -------  -------
Total from investment operations.........          0.72          4.09     1.90
                                                -------       -------  -------
Less distributions from
 Net investment income...................         (0.13)        (0.07)   (0.06)
 Net realized gains......................         (0.30)        (0.56)   (0.01)
                                                -------       -------  -------
Total distributions to shareholders......         (0.43)        (0.63)   (0.07)
                                                -------       -------  -------
Net asset value, end of year.............       $ 15.58       $ 15.29  $ 11.83
                                                -------       -------  -------
Total return (a).........................          4.77%        34.66%   19.00%
Ratios/supplemental data
Net assets, end of year (thousands)......       $60,576       $31,088  $14,484
Ratios to average net assets:
 Expenses................................          1.01%         1.01%    1.00%+
 Net investment income...................          1.02%         0.59%    1.00%+
Portfolio turnover rate..................            13%           18%       2%
                                             Period Ended
International Growth Fund                 December 31, 1998**
-------------------------------------------------------------
Net asset value, beginning of period.....       $ 10.00
                                                -------
Income from investment operations
 Net investment income#..................          0.03
 Net realized and unrealized gains or
  losses on securities and foreign
  currency related transactions..........         (0.64)
                                                -------
Total from investment operations.........         (0.61)
                                                -------
Net asset value, end of period...........       $  9.39
                                                -------
Total return (a).........................         (6.10)%
Ratios/supplemental data
Net assets, end of period (thousands)....       $ 1,425
Ratios to average net assets:
 Expenses................................          1.02%+
 Net investment income...................          1.05%+
Portfolio turnover rate..................            59%

 + Annualized.
* For the period from March 1, 1996 (commencement of operations) to December 31, 1996.
** For the period from August 17, 1998 (commencement of operations) to December
   31, 1998.
 # Net investment income is based on average shares outstanding during the pe-
   riod.
(a) Total return does not reflect charges of the separate accounts.

                        Evergreen Variable Annuity Trust
--------------------------------------------------------------------------------
                              Financial Highlights

                 (For a share outstanding throughout each year)

                  See Combined Notes to Financial Statements.

                                                       Period Ended
Small Cap Equity Income Fund                        December 31, 1998*
----------------------------------------------------------------------
Net asset value, beginning of period...............      $ 10.00
                                                         -------
Income from investment operations
 Net investment income#............................         0.15
 Net realized and unrealized gains or losses on
  securities.......................................        (0.45)
                                                         -------
Total from investment operations...................        (0.30)
                                                         -------
Less distributions from
 Net investment income.............................        (0.11)
 Net realized gains................................        (0.01)
                                                         -------
Total distributions to shareholders................        (0.12)
                                                         -------
Net asset value, end of period.....................      $  9.58
                                                         -------
Total return (a)...................................        (2.86)%
Ratios/supplemental data
Net assets, end of period (thousands)..............      $ 2,282
Ratios to average net assets:
 Expenses..........................................         1.02%+
 Net investment income.............................         2.49%+
Portfolio turnover rate............................           16%
                                                     Year Ended December 31,
                                                    -------------------------
Strategic Income Fund                                      1998        1997**
-------------------------------------------------------------------------------
Net asset value, beginning of year.................      $ 10.20       $10.00
                                                         -------       ------
Income from investment operations
 Net investment income#............................         0.64         0.32
 Net realized and unrealized gains or losses on
  securities and foreign currency related
  transactions.....................................        (0.04)        0.21
                                                         -------       ------
Total from investment operations...................         0.60         0.53
                                                         -------       ------
Less distributions from
 Net investment income.............................        (0.41)       (0.31)
 Net realized gains................................            0        (0.02)
                                                         -------       ------
Total distributions to shareholders................        (0.41)       (0.33)
                                                         -------       ------
Net asset value, end of year.......................      $ 10.39       $10.20
                                                         -------       ------
Total return (a)...................................         5.91%        5.28%
Ratios/supplemental data
Net assets, end of year (thousands)................      $11,182       $2,204
Ratios to average net assets:
 Expenses..........................................         1.02%        1.02%+
 Net investment income.............................         6.05%        5.34%+
Portfolio turnover rate............................          231%         119%

 + Annualized.
* For the period from May 1, 1998 (commencement of operations) to December 31, 1998.
** For the period from March 6, 1997 (commencement of operations) to December
   31, 1997.
 # Net investment income is based on average shares outstanding during the pe-
   riod.
(a) Total return does not reflect charges of the separate accounts.

OTHER FUND PRACTICES

The Funds may invest in futures and      In addition, the Funds may borrow
options. The Funds may also engage in    money and lend their securities.
short sales. Such practices are used     Borrowing is a form of leverage that
to hedge a Fund's portfolio to protect   may magnify a Fund's gain or loss.
against changes in interest rates and    Lending securities may cause the Fund
to adjust the portfolio's duration.      to lose the opportunity to sell these
Although this is intended to increase    securities at the most desirable price
returns, these practices may actually    and, therefore, lose money.
reduce returns or increase volatility.
                                         The Funds generally do not take
The Funds invest in foreign              portfolio turnover into account in
securities, which may include foreign    making investment decisions. This
currency transactions. As a result,      means the Funds could experience a
the value of the Funds' shares will be   high rate of portfolio turnover (100%
affected by changes in exchange rates.   or more) in any given fiscal year,
To manage this risk, the Funds may       resulting in greater brokerage and
enter into currency futures contracts    other transactions costs which are
and forward currency exchange            borne by the Funds and their
contracts. Although the Funds use        shareholders. It may also result in
these contracts to hedge the U.S.        the Funds realizing greater net
dollar value of a security they          short-term capital gains,
already own, the Fund could lose money   distributions from which are taxable
if they fail to predict accurately the   to shareholders as ordinary income.
future exchange rates. The Funds may
engage in hedging and cross hedging
with respect to foreign currencies to
protect themselves against a possible
decline in the value of another
foreign currency in which certain of
the Funds' investments are dominated.
A cross hedge cannot protect against
exchange rate risks perfectly, and if
a Fund is incorrect in its judgement
of future exchange rate relationships,
the Fund could be in a less
advantageous position than if such a
hedge had not been established.



Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

Notes

                                     Tax Strategic Foundation Fund
Evergreen Funds                      Foundation Fund
Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Pennsylvania Municipal Money
Market Fund
Florida Municipal Money Market
Fund
New Jersey Municipal Money
Market Fund

Municipal Bond
Short Intermediate Municipal
Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
California Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida High Income Municipal
Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Municipal Bond
Fund
Missouri Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
North Carolina Municipal Bond
Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond
Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income
Fund
Short Intermediate Bond Fund
Intermediate Term Government
Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
American Retirement Fund
Balanced Fund
Growth & Income
Utility Fund
Fund for Total Return
Income and Growth Fund
Blue Chip Fund
Value Fund
Growth and Income Fund
Small Cap Equity Income Fund

Domestic Growth
Evergreen Fund
Micro Cap Fund
Aggressive Growth Fund
Omega Fund
Small Company Growth Fund
Stock Selector Fund
Strategic Growth Fund
Tax Strategic Equity Fund
Masters Fund

Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Variable Annuity
VA Aggressive Growth Fund
VA Fund
VA Foundation Fund
VA Global Leaders Fund
VA Growth and Income Fund
VA International Growth Fund
VA Masters Fund
VA Small Cap Equity Income Fund
VA Strategic Income Fund



www.evergreen-funds.com

Information Line for Hearing and     For express, registered or
Speech Impaired (TTY/TDD)            certified mail:
  Call 1-800-343-2888                  Evergreen Service Company
  Each business day, 8 a.m. to         200 Berkeley Street
  6 p.m. Eastern time                  Boston, MA  02116-5039

Write us a letter                    Contact us on-line:
  Evergreen Service Company            www.evergreen-funds.com
  P.O. Box 2121
  Boston, MA  02106-2121
   for general correspondence

     For More Information About the Evergreen Variable Annuity Funds, Ask for:

     The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's holdings as of a specific date, as well as commentary from the Fund's manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.



     The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.



     For questions, other information,  or to request a copy, without charge, of
     any  of  the  documents,   call   1-800-343-2898  or  ask  your  investment
     representative. We will mail material within three business days.



     Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov, or, for a duplication fee, by writing the SEC Public Reference Section, Washington DC 20549-6009. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information, call the SEC at 1-800-SEC-0330.



                     [LOGO OF EVERGREEN FUNDS APPEARS HERE]



                                                                  (811-8716)

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                        EVERGREEN VARIABLE ANNUITY TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 1999

               Evergreen VA Aggressive Growth Fund ("Aggressive")
                         Evergreen VA Fund ("Evergreen")
                   Evergreen VA Foundation Fund ("Foundation")
               Evergreen VA Global Leaders Fund ("Global Leaders")
            Evergreen VA Growth and Income Fund ("Growth and Income")
             Evergreen VA International Growth Fund ("International
                                    Growth")
                      Evergreen VA Masters Fund ("Masters")
           Evergreen VA Small Cap Equity Income Fund ("Small Cap") and
             Evergreen VA Strategic Income Fund ("Strategic Income")


         Each Fund is a series of Evergreen Variable Annuity Trust (the
                                    "Trust").


     This Statement of Additional Information ("SAI") pertains to the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectus dated May 1, 1999 for the Fund in which you are interested. The Funds are offered to separate accounts funding variable annuity and variable life insurance contracts issued by life insurance companies ("Participating Insurance Companies"). Copies of the prospectus may be obtained without charge by calling
(800) 343-2898.

     Certain information is incorporated by reference to the Funds' Annual Report dated December 31, 1998. You may obtain a copy of the Annual Report without charge by calling (800) 343- 2898.

P:/ssdocs/public/brownrm/vasai-pt1.doc

                                TABLE OF CONTENTS


PART 1

FUND HISTORY
INVESTMENT POLICIES
OTHER SECURITIES AND PRACTICES
PRINCIPAL HOLDERS OF FUND SHARES
EXPENSES
PERFORMANCE
SERVICE PROVIDERS
FINANCIAL STATEMENTS

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES
PURCHASE, REDEMPTION AND PRICING OF SHARES
PERFORMANCE CALCULATIONS
TAX INFORMATION
BROKERAGE
ORGANIZATION
INVESTMENT ADVISORY AGREEMENT
MANAGEMENT OF THE TRUST
CORPORATE AND MUNICIPAL BOND RATINGS
ADDITIONAL INFORMATION




                                     PART 1

                                  FUND HISTORY

     The Evergreen Variable Annuity Trust is an open-end management investment company, which was organized as a Delaware business trust on December 23, 1997. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. The foregoing is qualified in its entirety by reference to the Declaration of Trust.

                               INVESTMENT POLICIES

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

     Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

     1.  Diversification

     The Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

     Further Explanation of Diversification Policy:

     To remain classified as a diversified investment company under the 1940 Act, the Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

     2.  Concentration

     Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     Further Explanation of Concentration Policy:

     Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     3.  Issuing Senior Securities

     Except as permitted under the 1940 Act, each Fund may not issue senior securities.

     4.  Borrowing

     Each Fund may not borrow money, except to the extent permitted by applicable law.

     Further Explanation of Borrowing Policy:

     Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33-1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund may purchase additional securities as long as outstanding borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

     5.  Underwriting

     Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

     6.  Real Estate

     Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

     7.  Commodities

     Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     8.  Lending

     Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

     Further Explanation of Lending Policy:

     To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33-1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

     When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.


                         OTHER SECURITIES AND PRACTICES

     For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see the following sections under "Additional Information on Securities and Investment Practices" in Part 2 of this SAI:

Defensive Investments
U.S. Government Securities
When-Issued, Delayed-Delivery and Forward Commitment Transactions Repurchase Agreements
Reverse Repurchase  Agreements
Options
Futures  Transactions
Foreign Securities
Foreign Currency  Transactions
Foreign Currency Futures Transactions
High Yield,  High Risk Bonds
Illiquid and Restricted  Securities
Investment in Other Investment  Companies
Short Sales
Payment-in-Kind  Securities
Zero Coupon "Stripped" Bonds
Master Demand Notes
Mortgage-Backed or Asset-Backed  Securities
Variable  or  Floating  Rate  Instruments
Brady  Bonds
Convertible  Securities
Warrants
Sovereign Debt Obligations
Derivatives
Equipment Trust Certificates


                        PRINCIPAL HOLDERS OF FUND SHARES

         As of January 31, 1999, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

     Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of January 31, 1999.


         Aggressive
         Nationwide Life Insurance    86.981%
         c/o IPO Portfolio
         Accounting
         P.O. Box 182029
         Columbus, OH 43218-2029
         Nationwide Life Insurance    13.019%
         Seed Account
         c/o IPO Portfolio
         Accounting
         P.O. Box 182029
         Columbus, OH 43218-2029

         Evergreen
         Nationwide Life Insurance    79.600%
         c/o IPO Portfolio
         Accounting
         P.O. Box 182029
         Columbus, OH 43218-2029
         Security Equity Life         11.161%
         Insurance Co.
         Registered Share Account
         Attn Richard Leifels
         84 Business Park Drive,
         Ste. 303
         Armonk, NY 10504-1738
         Security Equity Life         5.056%
         Insurance Co.
         Unregistered Share Account
         Attn: Richard Leifels
         84 Business Park Drive,
         Ste. 303
         Armonk, NY 10504-1738

         Foundation
         None


         Global Leaders
         Nationwide Life Insurance    86.981%
         c/o IPO Portfolio
         Accounting
         P.O. Box 182029
         Columbus, OH 43218-2029
         Nationwide Life Insurance    13.019%
         Seed Account
         c/o IPO Portfolio
         Accounting
         P.O. Box 182029
         Columbus, OH 43218-2029

         Growth and Income
         Nationwide Life Insurance    88.895%
         c/o IPO Portfolio
         Accounting
         P.O. Box 182029
         Columbus, OH 43218-2029
         Security Equity Life         7.244%
         Insurance Co.
         Registered Share Account
         Attn:  Richard Leifels
         84 Business Park Drive,
         Ste. 303
         Armonk, NY 10504-1738
         International Growth
         Nationwide Life Insurance    99.400%
         Seed Account
         c/o IPO Portfolio
         Accounting
         P.O. Box 182029
         Columbus, OH 43218-2029

         Masters
         None


         Small Cap
         Nationwide Life Insurance    100.000%
         c/o IPO Portfolio
         Accounting
         P.O. Box 182029
         Columbus, OH 43218-2029

         Strategic Income
         Nationwide Life Insurance    90.422%
         c/o IPO Portfolio
         Accounting
         P.O. Box 182029
         Columbus, OH 43218-2029
         Nationwide Life Insurance    9.578%
         Seed Account
         c/o IPO Portfolio
         Accounting
         P.O. Box 182029
         Columbus, OH 43218-2029


                                    EXPENSES

Advisory Fees

     Each Fund has its own investment advisor. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

     Evergreen Asset Management Corp. ("EAMC") is the investment advisor to Evergreen, Global Leaders, Growth and Income, and Small Cap. Lieber & Company acts as sub-advisor to these Funds, and is reimbursed by EAMC for the costs of providing sub-advisory services. EAMC is entitled to receive from each of these Funds an annual fee equal to 0.95% of the average daily net assets of each Fund.

     EAMC is also the investment advisor to Foundation. EAMC is entitled to receive from Foundation an annual fee equal to 0.825% of the average daily net assets of the Fund. Lieber & Company also acts as sub-advisor to this Fund, and is reimbursed by EAMC for the costs of providing sub-advisory services.

     Evergreen Investment Management ("EIM"), formerly the Capital Management Group of First Union National Bank ("FUNB"), is the investment advisor to Aggressive. EIM is entitled to receive from Aggressive an annual fee equal to 0.60% of the average daily net assets of the Fund.

     EIM is also the investment advisor to Masters. EIM is entitled to receive from Masters an annual fee equal to 0.95% of the average daily net assets of the Fund. EIM pays MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, Inc. sub-advisory fees equal in the aggregate up to .50% of the Fund's average daily net assets. EAMC, an affiliate of EIM, receives a sub-advisory fee equal to .50% of the first $500 million of the Fund's average daily net assets managed by EAMC, .40% of the next $500 million of such net assets, and .35% of such net assets in excess of $1billion.

     Evergreen Investment Management Company ("EIMC"), formerly Keystone Investment Management Company, is the investment advisor to Strategic Income. EIMC is entitled to receive from the Fund an annual fee of 2.0% of gross dividend and interest income based on the average daily net assets, plus the following which is:


          Average Daily Net    Fee
               Assets
          ----------------    -----
          first $100          0.45%
               million

          next $100 million   0.40%

          next $100 million   0.35%

          next $100 million   0.30%

          next $100 million   0.25%

          over $500 million   0.20%

     EIMC is also the investment advisor to International Growth. EIMC is entitled to receive from the Fund an annual fee based on the average daily net assets, as follows:


          Average Daily Net    Fee
               Assets
          -----------------   -----
             first $200       0.75%
               million

          next $200 million   0.65%

          next $200 million   0.55%

          over $600 million   0.45%

Advisory Fees Paid

     Below are the advisory fees paid by each Fund for the last three fiscal periods.


 Fiscal             Advisory     Advisory Fees
 Period/Fund        Fees Paid       Waived

 Periods Ended
 1998

 Aggressive          $16,941        $14,973
 Evergreen          $326,123        $42,262
 Foundation         $467,156          $0
 Global Leaders      $58,409        $31,587
 Growth and         $453,431        $69,140
 Income
 International       $3,122         $3,122
 Growth(a)
 Small Cap(b)        $9,742         $9,742
 Strategic           $39,755          $0
 Income

 Periods Ended
 1997

 Aggressive(c)       $6,358         $6,280
 Evergreen          $152,253        $47,286
 Foundation         $186,702        $20,317
 Global              $12,787        $12,787
 Leaders(c)
 Growth and         $206,973        $47,995
 Income
 Strategic           $6,441         $6,441
 Income(c)

 Periods Ended
 1996

 Evergreen(d)        $48,143        $47,843
 Foundation(d)       $67,460        $49,436
 Growth and          $61,749        $54,339
 Income(d)

(a) For the period from August 17, 1998 (commencement of operations) to December 31, 1998.
(b) For the period from May 1, 1998 (commencement of operations) to December 31, 1998.
(c) For the period from March 6, 1997 (commencement of operations) to December 31, 1997.
(d) For the  period  from  March 1,  1996 (commencement of operations)
December 31, 1996.



Brokerage Commissions

     Below are the brokerage commissions paid by each Fund and brokerage commissions paid by the applicable Funds to Lieber & Company for the last three fiscal years or periods. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.

 Fund/Fiscal Year or Period
                               Total Paid to    Total Paid
                               All Brokers      to Lieber

 Year or Period Ended 1998

 Aggressive                         $3,380           $0
 Evergreen                         $53,354         $47,079
 Foundation                        $47,678         $46,786
 Global Leaders                    $13,902         $6,368
 Growth and Income                 $53,618         $53,382
 International Growth(a)            $6,231           $0
 Small Cap(b)                       $3,934         $2,821

 Year or Period Ended 1997

 Aggressive(c)                       $754            $0
 Evergreen                         $19,154         $16,810
 Foundation                        $16,976         $16,976
 Global Leaders(c)                  $6,526         $1,965
 Growth and Income                 $20,369         $17,413
 Strategic Income(c)                  $0             $0

 Year or Period Ended 1996

 Evergreen(d)                      $17,474         $16,882
 Foundation(d)                     $17,682         $16,849
 Growth and Income(d)              $20,587         $17,389

(a) For the period from August 17, 1998 (commencement of operations) to December 31, 1998.
(b) For the period from May 1, 1998 (commencement of operations) to December 31, 1998.
(c) For the period from March 6, 1997 (commencement of operations) to December 31, 1997.
(d) For the period from March 1, 1996 (commencement of operations) to December 31, 1996.

Percentage of Brokerage Commissions Paid to Lieber & Company

     The table below shows, for the fiscal year or period ended December 31, 1998, (1) the percentage of aggregate brokerage commissions paid by each applicable Fund to Lieber & Company and (2) the percentage of each applicable Fund's aggregate dollar amount of commissionable transactions effected through Lieber & Company. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.


                                   Percentage of
                   Percentage of   Commissionable
 Fund               Commissions    Transactions
                    to Lieber &    through Lieber
                    Company        & Company
 Evergreen               88%             86%
 Foundation              98%             97%
 Global Leaders          46%             45%
 Growth and Income       99%             98%
 Small Cap               72%             63%

Trustee Compensation

     Listed below is the Trustee compensation paid by the Trust individually and by the Trust and the eight other trusts in the Evergreen Fund complex for the twelve months ended December 31, 1998. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.


                         Aggregate           Total
         Trustee        Compensation      Compensation
                         from Trust      from Trust and
                                          Fund Complex
                                            Paid to
                                           Trustees*

     Laurence B.            $39             $75,500
     Ashkin
     Charles A.             $27             $75,500
     Austin, III
     K. Dun Gifford         $24             $73,000
     James S. Howell        $36             $84,900
     Leroy Keith Jr.        $24             $73,000
     Gerald M.              $27             $75,500
     McDonnell
     Thomas L.              $32             $86,500
     McVerry
     William Walt           $25             $68,000
     Pettit
     David M.               $27             $73,300
     Richardson
     Russell A.             $27             $79,000
     Salton, III
     Michael S.             $24             $79,500
     Scofield
     Richard J.             $24             $73,000
     Shima

          *Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 1998. The amounts listed below will be payable in later years to the respective
          Trustees:

          Austin         $11,325
          Howell         $65,000
          McDonnell      $75,000
          McVerry        $86,500
          Petit          $68,000
          Salton         $79,000



                                   PERFORMANCE

Total Return

     Below are the average annual total returns for the Funds as of December 31, 1998. The returns for International Growth and Small Cap are cumulative. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.



                                      Ten Years
Fund            One Year     Five      or Since   Inception
                             Years    Inception     Date

Aggressive       22.25%       N/A       18.24%     3/6/97
Evergreen        6.44%        N/A       20.00%     3/1/96
Foundation       10.56%       N/A       18.77%     3/1/96
Global           18.92%       N/A       15.19%     3/6/97
Leaders
Growth and       4.77%        N/A       20.05%     3/1/96
Income
International     N/A         N/A       -6.10%     8/17/98
Growth
Small Cap         N/A         N/A       -2.86%     5/1/98
Strategic        5.91%        N/A       6.16%      3/6/97
Income


                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from the Funds based on the total assets of all mutual funds for which EIS serves as administrator and a First Union Corporation subsidiary serves as advisor. The fee paid to EIS is calculated in accordance with the following schedule:


                    Assets      Fee
                   --------    ------
                   first $7    0.050%
                   billion

                   next $3     0.035%
                   billion

                   next $5     0.030%
                   billion

                   next $10    0.020%
                   billion

                   next $5     0.015%
                   billion

                   over $30    0.010%
                   billion

Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is P.O. Box 2121, Boston, Massachusetts 02106-2121. The Funds pay ESC annual fees as follows:


                           Annual Fee   Annual Fee
                            Per Open       Per
                            Account*     Closed
          Fund Type                      Account**
         -------------     ----------  ------------
          Monthly            $25.50       $9.00
          Dividend Funds

          Quarterly          $24.50       $9.00
          Dividend Funds

          Semiannual         $23.50       $9.00
          Dividend Funds

          Annual Dividend    $23.50       $9.00
          Funds

          Money Market       $25.50       $9.00
          Funds


          * For shareholder accounts only. The Fund pays ESC cost plus 15% for broker accounts.
          ** Closed accounts are maintained on the system in order to facilitate historical and tax information.

Independent Auditors

     KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.

Custodian

         State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.

Legal Counsel

         Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, NW, Washington, D.C. 20036.


                              FINANCIAL STATEMENTS

     The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121.

                               EVERGREEN FUNDS
                    Statement of Additional Information ("SAI")
                                   PART 2


                     ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

     The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund in which you are interested. Unless specifically stated, each Fund may invest in or use the strategies listed below.

Defensive Investments

     The Fund may invest up to 100% of its assets in high quality short-term obligations, such as notes, commercial paper, certificates of deposit, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Securities

         The Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. government. Examples of such agencies are:

         (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

        (ii)        Farmers Home Administration;

        (iii)       Federal Home Loan Banks;

        (iv)        Federal Home Loan Mortgage Corporation;

        (v)         Federal National Mortgage Association; and

        (vi)        Student Loan Marketing Association.

     Securities Issued by the Government National Mortgage Association ("GNMA")

        The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

        Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

        The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

        Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, they may be less effective as a means of locking in attractive long- term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

     The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

     The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

     Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

     Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

     The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Options

     An option is a right to buy or sell a security for a specified price within a limited time period. The option buyer pays the option seller (known as the "writer") for the right to buy, which is a "call" option, or the right to sell, which is a "put" option. Unless the option is terminated, the option seller must then buy or sell the security at the agreed-upon price when asked to do so by the option buyer.

        The Fund may buy or sell (i.e., write) put and call options on securities it holds or intends to acquire and may also purchase put and call options for the purpose of offsetting previously written put and call options of the same series. The Fund may also buy and sell options on financial futures contracts. The Fund will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire.

         The Fund may write only covered options. With regard to a call option, this means that the Fund will own, for the life of the option, the securities subject to the call option. The Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If the Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

Futures Transactions (excluding Aggressive, Evergreen and Foundation)

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

        The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

        Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

         The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     "Margin" in Futures Transactions

         Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

          A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Foreign Securities (excluding Evergreen, Foundation, Growth and Income and Small Cap)

          The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Foreign Currency Transactions (only Global Leaders, International
Growth, Masters and Strategic Income)

     As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

     The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although a Fund values its assets daily in U.S. dollars, a Fund generally does not convert its holdings to U.S. dollars or any other currency. Foreign exchange dealers may realize a profit on the difference between the price at which a Fund buys and sells currencies.

     Each Fund will engage in foreign currency exchange transactions in connection with its portfolio investments. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

Foreign Currency Futures Transactions

     By using foreign currency futures contracts and options on such contracts, a Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Funds may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

     A foreign currency futures contract sale creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a currency futures contract sale is effected by the Fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and realizes a gain. If the offsetting sale price is less than the purchase price, the Fund realizes a loss. Similarly, the closing out of a currency futures contract purchase is effected by the Fund entering into a currency futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

     Special Risks Associated with Foreign Currency Futures Contracts and Related Options

     Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on futures currencies, as described above.

     Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Funds will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the investment advisers, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Funds because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

High Yield, High Risk Bonds (only International Growth and Strategic Income)

     The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

        (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

        (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

     For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books. The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stocks of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

Short Sales

     A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Payment-in-kind Securities (only International Growth and Strategic Income)

     Payment-in-kind ("PIK") securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

     PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

     An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

     As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

     Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

     Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds (only International Growth and Strategic Income)

     A zero coupon "stripped" bond represents ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Coupon zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

     In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

     For federal income tax purposes, a purchaser of principal zero coupon bonds or coupon zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and coupon zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Master Demand Notes

     The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for commercial paper discussed in this statement of additional information (which limits such investments to commercial paper rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Mortgage-Backed or Asset-Backed Securities (only Strategic Income)

     The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

     Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

     REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

     In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

     Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the services were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments (only Global Leaders, International Growth, Masters, Small Cap and Strategic Income)

     The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for each Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Brady Bonds (only Strategic Income and International Growth)

     Each Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

     U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Convertible Securities

     Each Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

     Each Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment adviser, the investment characteristics of the underlying common shares will assist a Fund in achieving its investment objective. A Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment adviser evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Warrants (excluding Strategic Income)

     Each Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Sovereign Debt Obligations (only Global Leaders, International Growth and Strategic Income)

     Each Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Derivatives

     To the extent  provided  for  elsewhere  in this  Statement  of  Additional
Information, each Fund may use derivatives while seeking to achieve its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

     Derivatives can be used by investors such as the Funds to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and in place of more traditional direct investments to obtain exposure to otherwise inaccessible markets. The Fund is permitted to use derivatives for one or more of these purposes. The use of derivatives for non-hedging purposes entails greater risks. The Funds use futures contracts and related options as well as forwards for hedging purposes. Derivatives are a valuable tool, which, when used properly, can provide significant benefit to Fund shareholders. However, the Fund may take positions in those derivatives that are within its investment policies if, in the investment adviser's judgment, this represents an effective response to current or anticipated market conditions. An investment adviser's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objectives and policies.

     Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

     There are four principal types of derivative instruments options, futures, forwards and swaps - from which virtually any type of derivative transaction can be created. Further information regarding options, futures, forwards and swaps is provided elsewhere in this section.

     Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities". An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations.

     The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities. See "Mortgage Backed Securities," below.

     While the judicious use of derivatives by experienced investment managers such as the Funds' investment advisers can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Funds.

     * Market Risk - This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way which is detrimental to a Fund's interest.

     * Management Risk - Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to a Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

     * Credit Risk - This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, a Fund's investment adviser considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

     * Liquidity Risk - Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

     * Leverage Risk - Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

     * Other Risks - Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, a Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering a Fund's investment objective.

Equipment Trust Certificates (Strategic Income)

     Equipment Trust Certificates are a mechanism for financing the purchase of transportation equipment, such as railroad cars and locomotives, trucks, airplanes and oil tankers.

     Under an equipment trust certificate, the equipment is used as the security for the debt and title to the equipment is vested in a trustee. The trustee leases the equipment to the user, i.e. the railroad, airline, trucking or oil company. At the same time equipment trust certificates in an aggregate amount equal to a certain percentage of the equipment's purchase price are sold to lenders. The trustee pays the proceeds from the sale of certificates to the manufacturer. In addition, the company using the equipment makes an initial payment of rent equal to their balance of the purchase price to the trustee, which the trustee then pays to the manufacturer. The trustee collects lease payments from the company and uses the payments to pay interest and principal on the certificates. At maturity, the certificates are redeemed and paid, the equipment is sold to the company and the lease is terminated.

     Generally, these certificates are regarded as obligations of the company that is leasing the equipment and are shown as liabilities in its balance sheet. However, the company does not own the equipment until all the certificates are redeemed and paid. In the event the company defaults under its lease, the trustee terminates the lease. If another lessee is available, the trustee leases the equipment to another user and makes payments on the certificates from new lease rentals.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

     Shares of the Trust are sold continuously to variable annuity and variable life insurance accounts of participating insurance companies and to qualified pension and retirement plans. The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when (1) trading on the Exchange is restricted by applicable rules and regulations of the SEC, (2) the Exchange is closed for other than customary weekend and holiday closings,
(3) the SEC has by order permitted such suspension, or (4) an emergency exists as determined by the SEC.

         The Trust may redeem shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act.

Calculation of Net Asset Value

        The Fund calculates its Net Asset Value ("NAV") once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

        Current values for the Fund's portfolio securities are determined as follows:

     (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

     (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

     (3) Short-term investments maturing in more than sixty days, for which market quotations are readily available, are valued at current market value.

     (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

     (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.


                           PERFORMANCE CALCULATIONS

Total Return

     Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:


                            n
                    P(1 + T)  = ERV


P=   initial payment of $1,000
T=   average total return
n=   number of years
ERV= ending redeemable value of the initial $1,000


Yield

     Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

     If the Fund invests primarily in bonds, it may quote its 30- day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                 6
               Yield=2[(a - b + 1) - 1
                        -----
                         cd


          Where:
          a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
          d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yields

     If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

     The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7- day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

     The effective yield is based on a compounding of the current yield, according to the following formula:

                                                            365/7
               Effective Yield = [(base period return)] + 1)     ] - 1




Tax Equivalent Yield

     If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:


                Tax Equivalent Yield =     Yield
                                      -------------------
                                      1 - Income Tax Rate


The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.

Non-Standardized Performance

     From time to time, a Fund may quote its performance in advertising and other types of literature as compared to the performance of the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Russell 2000 Index or any other commonly quoted index of common stock or fixed income prices. A Fund's performance may also be compared to those of other mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc. or similar independent services monitoring mutual fund performance. A Fund's performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.


                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

     The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal
Revenue Code of 1986, as amended (the "Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. For a discussion of the tax consequences of variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contracts and variable life insurance policies offered by the participating insurance company. Variable annuity contracts and variable life insurance policies purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for an individual owner. Different rules apply to corporations, taxable trusts, or other entities which own variable annuity contracts. Depending on the variable annuity contract or variable life insurance policy, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59-1/2. Only the portion of a distribution attributable to income on the investment in the contract or policy is subject to federal income tax. Investors should consult with competent tax advisers for a more complete discussion of possible tax consequences in a particular situation.

     The Fund will not be subject to the 4% federal excise tax imposed on registered investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are segregated asset accounts of participating insurance companies held in connection with the variable annuity contracts and/or variable life insurance policies.

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts and variable life insurance policies held. The Code provides that variable annuity contracts and/or variable life insurance policies shall not be treated as an annuity contract or life insurance policy for the current or any prior period for which the investments are not, in accordance with regulations prescribed by the U.S. Treasury Department, adequately diversified. Disqualification of the contract or policy as an annuity contract or life insurance policy would result in immediate imposition of federal income tax on variable annuity contracts and variable life insurance policy owners with respect to earnings allocable to the contract or policy (including, upon disqualification, accumulated earnings), and the tax liability would generally arise prior to the receipt of payments under the contract. Section 817(h)(2) of the Code is a safe harbor provision which provides that variable annuity contracts and variable life insurance policies meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consists of cash, cash items, U.S. government securities and securities of other regulated investment companies. The U.S. Treasury Department has issued Regulations (Treas. Reg.
section 1.817-5) that establish diversification requirements for the investment portfolios underlying variable insurance contracts. The Regulations amplify the diversification requirements for variable annuity contracts and variable life insurance policies set forth in Section 817(h) of the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of such value is represented by any two investments; (3) no more than 80% of such value is represented by any three investments; and (4) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment. The Regulations provide that, in the case of a regulated investment company whose shares are available to the public only through variable insurance contracts which meet certain other requirements, the diversification tests are applied by reference to the underlying assets owned by the regulated investment company rather than by reference to the shares of the regulated investment company owned under the annuity contract. Each Fund intends to meet the requirements for application of the diversification tests on this look-through basis. The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable insurance contracts by Section 817(h) of the Code have been met, each U.S. government agency or instrumentality shall be treated as a separate issuer.

     Each Fund will be managed in such a manner as to comply with the diversification requirements. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of the Fund.

Other Tax Considerations

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    BROKERAGE

Brokerage Commissions

     If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

     If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

     When buying and selling portfolio securities, the investment advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, an investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

     1. ability to provide the best net financial result to the Fund;
     2.   efficiency  in handling  trades;
     3.   ability to trade large  blocks
          of securities;
     4.   readiness to handle difficult trades;
     5.   financial strength and stability; and
     6.   provision of "research services," defined as
          (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

     The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

     When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

     If the Fund is advised by Evergreen Asset Management Corp. ("EAMC"), Lieber & Company, an affiliate of EAMC and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions effected on those exchanges for the Fund.

Simultaneous Transactions

     The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for an investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.



                                ORGANIZATION

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Banking Laws

     The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered, open-end investment companies such as the Trust. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer, FUNB and its affiliates are subject to, and in compliance with, the aforementioned laws and regulations.

     Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If FUNB and its affiliates were prevented from continuing to provide for services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.


                         INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services. The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) taxes and trust fees payable to governmental agencies; (8) the cost of share certificates; (9) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (10) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (11) expenses of shareholders' and Trustees' meetings; (12) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (13) charges and expenses of filing annual and other reports with the SEC and other authorities; and (14) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

       The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Transactions Among Advisory Affiliates

       The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                             MANAGEMENT OF THE TRUST

     The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

        The Trust has an Executive Committee which consists of the Chairman of the Board, James Howell, and Messrs. Scofield and Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings.

        Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.


Name                Position        Principal Occupations for Last
                    with Trust      Five Years

Laurence B.         Trustee         Real estate developer and
Ashkin                              construction consultant; and
(DOB: 2/2/28)                       President of Centrum Equities and
                                    Centrum Properties, Inc.

Charles A.          Trustee         Investment Counselor to Appleton
Austin III                          Partners, Inc.; former Director,
(DOB: 10/23/34)                     Executive Vice President and
                                    Treasurer, State Street Research
                                    & Management Company (investment
                                    advice); Director, The Andover
                                    Companies (Insurance); and
                                    Trustee, Arthritis Foundation of
                                    New England

K. Dun Gifford      Trustee         Trustee, Treasurer and Chairman
(DOB: 10/12/38)                     of the Finance Committee, Cam
                                    bridge   College;   Chairman   Emeritus  and
                                    Director,  American  Institute  of Food  and
                                    Wine;   Chairman  and   President,   Oldways
                                    Preservation and Exchange Trust (education);
                                    former Chairman of the Board,  Director, and
                                    Executive Vice President, The London Harness
                                    Company; former Managing Partner,  Roscommon
                                    Capital   Corp.;   former  Chief   Executive
                                    Officer,  Gifford  Gifts of Fine Foods;  and
                                    former   Chairman,   Gifford,   Drescher   &
                                    Associates (environmental consult ing).

James S. Howell     Chairman of     Former Chairman of the
(DOB: 8/13/24)      the Board of    Distribution Foundation for the
                    Trustees        Carolinas; and former Vice
                                    President of Lance Inc. (food
                                    manufacturing).

Leroy Keith,        Trustee         Chairman of the Board and Chief
Jr.                                 Executive Officer, Carson
(DOB: 2/14/39)                      Products Company; Director of
                                    Phoenix Total Return Fund and Equifax, Inc.;
                                    Trustee  of  Phoenix  Series  Fund,  Phoenix
                                    Multi-Portfolio  Fund,  and The  Phoenix Big
                                    Edge  Series  Fund;  and  former  President,
                                    Morehouse College.

Gerald M.           Trustee         Sales Representative with Nucor-
McDonnell                           Yamoto, Inc. (steel producer).
(DOB: 7/14/39)

Thomas L.           Trustee         Former Vice President and
McVerry                             Director of Rexham Corporation
(DOB: 8/2/39)                       (manufacturing); and former
                                    Director of Carolina Cooperative
                                    Federal Credit Union.

William Walt        Trustee         Partner in the law firm of
Pettit                              William Walt Pettit, P.A.
(DOB: 8/26/55)

David M.            Trustee         Vice Chair and former Executive
Richardson                          Vice President, DHR Interna
(DOB: 9/14/41)                      tional, Inc. (executive recruit
                                    ment); former Senior Vice
                                    President, Boyden International
                                    Inc. (executive recruitment); and
                                    Director, Commerce and Industry
                                    Association of New Jersey, 411
                                    International, Inc., and J&M
                                    Cumming Paper Co.

Russell A.          Trustee         Medical Director, U.S. Health
Salton, III MD                      Care/Aetna Health Services;
(DOB: 6/2/47)                       former Managed Health Care
                                    Consultant; and former President,
                                    Primary Physician Care.

Michael S.          Trustee         Attorney, Law Offices of Michael
Scofield                            S. Scofield.
(DOB: 2/20/43)

Richard J.          Trustee         Former Chairman, Environmental
Shima                               Warranty, Inc. (insurance
(DOB: 8/11/39)                      agency); Executive Consultant,
                                    Drake   Beam    Morin,    Inc.    (executive
                                    outplacement);   Director   of   Connecticut
                                    Natural Gas Corpora tion, Hartford Hospital,
                                    Old  State  House   Association,   Middlesex
                                    Mutual   Assurance   Company,   and  Enhance
                                    Financial Services, Inc.; Chairman, Board of
                                    Trustees, Hartford Graduate Center; Trustee,
                                    Greater Hartford YMCA; former Director, Vice
                                    Chairman and Chief Investment  Officer,  The
                                    Travelers   Corpora  tion;  former  Trustee,
                                    Kingswood-Oxford School; and former Managing
                                    Director  and  Consultant,  Russell  Miller,
                                    Inc.

William J.          President       Executive Vice
Tomko*              and             President/Operations, BISYS Fund
(DOB:8/30/58)       Treasurer       Services.

Nimish S.           Vice            Vice President, Tax, BISYS Fund
Bhatt*              President       Services; former Assistant Vice
(DOB: 6/6/63)       and             President, EAMC/First Union Bank;
                    Assistant       former Senior Tax
                    Treasurer       Consulting/Acting Manager,
                                    Investment Companies Group,
                                    Pricewaterhouse-Coopers LLP, New
                                    York.

Bryan Haft*         Vice            Team Leader, Fund Administration,
(DOB: 1/23/65)      President       BISYS Fund Services.


Michael H.          Secretary       Senior Vice President and
Koonce                              Assistant General Counsel, First
(DOB: 4/20/60)                      Union Corporation; former Senior
                                    Vice President and General
                                    Counsel, Colonial Management
                                    Associates, Inc.

*Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001


                         CORPORATE BOND RATINGS

     The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

     If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

     The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The `Credit Quality' terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.


                  COMPARISON OF LONG-TERM BOND RATINGS


   MOODY`S  S&P      FITCH     Credit Quality

   Aaa      AAA      AAA       Excellent Quality (lowest
                               risk)

   Aa       AA       AA        Almost Excellent Quality
                               (very low risk)

   A        A        A         Good Quality (low risk)

   Baa      BBB      BBB       Satisfactory Quality (some
                               risk)

   Ba       BB       BB        Questionable Quality
                               (definite risk)

   B        B        B         Low Quality (high risk)

   Caa/Ca/  CCC/CC/  CCC/CC/   In or Near Default
   C        C        C

            D        DDD/DD/   In Default
                     D


                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred-- and not where a default is only expected. S&P changes ratings to D either:

! On the day an interest and/or principal payment is due and is not paid. An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

! Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.
Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                            SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

! On the day an interest and/or principal payment is due and is not paid. An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

! Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added `+' to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.
S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                           ADDITIONAL INFORMATION

        Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

        No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

       The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART C

                               OTHER INFORMATION



Item 23.       Exhibits

Exhibit
Number         Description                        Location
-------        -----------                        --------
(a)            Declaration of Trust               Incorporated by reference to
                                                  Registrant's Post-Effective
                                                  Amendment No. 5 filed on March 20, 1998

(b)            By-Laws                            Incorporated by reference to
                                                  Registrant's Post-Effective
                                                  Amendment No. 5 filed on March 20, 1998

(c)            Provisions of instruments          Incorporated by reference to
               defining the rights of holders     Registrant's Post-Effective
               of the securities being registered Amendment No. 7 filed on June 5, 1998.
               are contained in the Declaration
               of Trust Articles II, III.(6)(c),
               VI.(3), IV.(8), V, VI, VII, VIII
               and By-laws Articles II, III and
               VIII

(d)(1)         Investment Advisory and Management Incorporated by reference to
               Agreement between the Registrant   Registrant's Post-Effective
               and First Union National Bank      Amendment No. 5 filed on March 20, 1998

(d)(2)         Investment Advisory and            Incorporated by reference to
               Management Agreement between the   Registrant's Post-Effective
               Registrant and Evergreen Asset     Amendment No. 5 filed on March 20, 1998
               Management Corp.

(d)(3)         Sub-Advisory Agreement between     Incorporated by reference to
               Evergreen Asset Management Corp.   Registrant's Post-Effective
               and Lieber & Company               Amendment No. 8 filed on October 19, 1998.

(d)(4)         Portfolio Management
               Agreement between sub-advisors
               to Evergreen VA Masters Fund and
               First Union National Bank.

(d)(5)         Investment Advisory and            Incorporated by reference to
               Management Agreement between the   Registrant's Post-Effective
               Registrant and Evergreen           Amendment No. 7 filed on June 5, 1998.
               Investment Management Company
               (formerly Keystone Investment
               Management Company), as
               supplemented

(e)(1)         Participation Agreement between
               Registrant and Kemper Investors Life
               Insurance Company

(e)(2)         Participation Agreement between
               Registrant and PFL Life Insurance
               Company

(f)            Not applicable

(g)            Custodian Agreement between the    Incorporated by reference to
               Registrant and State Street Bank   Registrant's Post-Effective
               and Trust Company                  Amendment No. 6 filed on April 28, 1998

(h)(1)         Administration Agreement           Incorporated by reference to
               between Evergreen Investment       Registrant's Post-Effective
               Services, Inc. and the             Amendment No. 5 filed on March 20, 1998
               Registrant

(h)(2)         Transfer Agent Agreement           Incorporated by reference to
               between the Registrant and         Registrant's Post-Effective
               Evergreen Service Company          Amendment No. 6 filed on April 28, 1998

(i)            Opinion and Consent of Sullivan    Incorporated by reference to
               & Worcester LLP                    Registrant's Post-Effective
                                                  Amendment No. 5 filed on March 20, 1998

(j)            Consent of KPMG Peat Marwick LLP

(k)            Not applicable

(l)            Not applicable

(m)            Not applicable

(n)            Financial Data Schedules

(o)            Not applicable

(p)            Powers of Attorney                 Incorporated by reference to
                                                  Registrant's Post-Effective
                                                  Amendment No. 6 filed on April 28, 1998


Item 24.        Persons Controlled by or Under Common Control with
                Registrant.

        None


Item 25.        Indemnification

         Registrant has obtained from a major insurance carrier and trustees and officers liability policy covering certain types of errors and omissions.

         Provisions for the indemnification of the Registrant's Trustee and officers are also contained in the Registrant's Declaration of Trust.

         Provisions for the indemnification of Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

         Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

         Provisions for the indemnification of Evergreen Service Company, the Registrant's transfer agent, are contained in the Master Transfer and Recordkeeping Agreement between Evergreen Service Company and the Registrant.

         Provisions for the indemnification of State Street Bank and Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.


Item 26.        Business or Other Connections of Investment Adviser.

         The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

Anthony P. Terracciano             President, First Union Corporation; President
                                   First Union National Bank

John R. Georgius                   Vice Chairman, First Union Corporation;
                                   Vice Chairman, First Union National Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

         All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

         The information required by this item with respect to Evergreen Asset Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

         The information required by this item with respect to Evergreen Investment Management Company (formerly Keystone Investment Management Company) is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company.


Item 27.        Principal Underwriters.

         Evergreen Distributor, Inc., acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The   Directors   and   principal   executive   officers  of  Evergreen
Distributor, Inc. are:

Lynn C. Mangum                  Director, Chairman and Chief Executive Officer

Dennis Sheehan                  Director, Chief Financial Officer

J. David Huber                  President

Kevin J. Dell                   Vice President, General Counsel and Secretary

         All of  the  above  persons  are  located  at  the  following  address:
Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019.

         The Registrant has not paid, directly or indirectly, any commissions or other compensation to the Prinicipal Underwriter in the last fiscal year.


Item 28.        Location of Accounts and Records.

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

         Evergreen Investment Services, Inc., Evergreen Service Company and Evergreen Investment Management Company (formerly Keystone Investment Management Company), all located at 200 Berkeley Street, Boston, Massachusetts 02110

         First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

         Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

         Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

         State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171


Item 29.        Management Services.

        Not Applicable

Item 30.        Undertakings.

         The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, and State of Ohio, on the 26th day of February, 1999.

                                                EVERGREEN VARIABLE ANNUITY TRUST


                                                By:  /s/ William J. Tomko
                                                     ---------------------------
                                                     Name:  William J. Tomko
                                                     Title:  President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of February, 1999.


/s/ William J. Tomko          /s/ Laurence B. Ashkin        /s/ Charles A. Austin, III
-------------------           ---------------------         -------------------------
William J. Tomko              Laurence B. Ashkin*           Charles A. Austin III *
President and Treasurer       Trustee                       Trustee
(Principal Financial and
Accounting Officer)

/s/ K. Dun Gifford            /s/ James S. Howell           /s/ William Walt Pettit
------------------            ------------------            ----------------------
K. Dun Gifford*               James S. Howell*              William Walt Pettit*
Trustee                       Chairman of the Board         Trustee
                              and Trustee

/s/ Gerald M. McDonnell       /s/ Thomas L. McVerry         /s/ Michael S. Scofield
----------------------        ---------------------         ----------------------
Gerald M. McDonnell*          Thomas L. McVerry*            Michael S. Scofield*
Trustee                       Trustee                       Trustee


/s/ David M. Richardson       /s/ Russell A. Salton, III MD /s/ Leroy Keith, Jr.
----------------------        ----------------------------  ----------------------
David M. Richardson*          Russell A. Salton, III MD*    Leroy Keith, Jr.*
Trustee                       Trustee                       Trustee

/s/ Richard J. Shima
-------------------
Richard J. Shima*
Trustee



*By: /s/ Beth Werths
--------------------------------
Beth Werths
Attorney-in-Fact


*Beth Werths, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit
Number         Exhibit
-------        -------

(d)(4)         Portfolio Management Agreement
               between sub-advisors  to Evergreen
               VA Masters Fund and First Union National Bank.

(e)(1)         Participation Agreement between
               Registrant and Kemper Investors Life
               Insurance Company

(e)(2)         Participation Agreement between
               Registrant and PFL Life Insurance Company

(j)            Consent of KPMG Peat Marwick LLP

(n)            Financial Data Schedules